1933 Act No. 333-42181 1940 Act No. 811-08555

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 22	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 23	[X]

EVERGREEN MONEY MARKET TRUST
(Exact Name of Registrant as Specified in Charter)
200 Berkeley Street, Boston, Massachusetts 02116-5034
(Address of Principal Executive Offices)
(617) 210-3200
(Registrant's Telephone Number)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 31, 2006 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EVERGREEN MONEY MARKET TRUST

CONTENTS OF

POST-EFFECTIVE AMENDMENT NO.22

TO

REGISTRATION STATEMENT ON FORM N-1A

This Post-Effective Amendment No. 22 to Registrant's Registration Statement
No. 333-42181/811-08555 consists of the following pages, items of information and documents:

The Facing Sheet

PART A
 ----------

Prospectus for Classes A, B, C and I shares of Evergreen California Municipal
Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen
Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey
Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund,
Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money
Market Fund and Evergreen U.S. Government Money Market Fund, as supplemented from time to time, is contained herein.

Prospectus for Classes S and S1 shares of Evergreen California Municipal Money
Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money
Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey
Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund,
Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money
Market Fund and Evergreen U.S. Government Money Market Fund, as supplemented from time to time, is contained herein.

Prospectus for Class S shares of Evergreen California Municipal Money Market
Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market
Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal
Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen
Pennsylvania Municipal Money Market Fund and Evergreen Treasury Money Market Fund, as
supplemented from time to time, is contained herein.

PART B
----------

Statement of Additional Information for Evergreen California Municipal Money
Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money
Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey
Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund,
Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money
Market Fund and Evergreen US Government Money Market Fund, as supplemented from time to time, is contained herein.

PART C
---------

Exhibits
Persons Controlled by or Under Common Control with Registrant
Indemnification
Business and Other Connections of Investment Advisor
Principal Underwriter
Location of Accounts and Records
Management Services
Undertakings
Notice
Signatures

EVERGREEN MONEY MARKET TRUST

PART A

CLASSES ABCI PROSPECTUS

Prospectus, June 1, 2006

Evergreen
Money Market Funds

Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund *
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund
Class A
Class B
Class C
Class I

*  Class B and Class C shares of the Evergreen Money Market Fund are available for purchase only by shareholders holding shares of the Fund as of December 31, 2004, and prospective shareholders making an exchange out of another mutual fund within the Evergreen family of funds.

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How To Reduce or Eliminate Your Sales Charge
How to Buy Shares
How to Redeem Shares
Other Services
The Tax Consequences of Investing in the Funds; Distributions
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Money Market Funds

typicallyrely on a combination of the following strategies:

attempting to maintain $1.00 per share net asset value;

investing in high quality, short-term money market instruments, including U.S. government securities;

investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

maybe appropriate for investors who:

are seeking a conservative investment which invests in relatively safe securities;

are seeking a fund for short-term investment; and

areseeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

not guaranteed to achieve its investment goal;

not a deposit with a bank;

not insured, endorsed or guaranteed by the FDIC or any government agency; and

subjectto investment risks.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

The value of a debt security is directly affected by the issuer's ability (and the market's perception of the issuer's ability) to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of a Fund's investments deteriorates or is perceived to deteriorate, the value of those investments could decline and the value of the Fund's shares could decline. A Fund may also be subject to credit risk to the extent it engages in financial transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. These transactions are subject to the risks that a third party may be unwilling or unable to honor its financial obligations to the Fund.

Concentration Risk

An investment in a fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. A Fund may be vulnerable to any development in its named state’s economy that may weaken or jeopardize the ability of the state’s municipal security issuers to pay interest or principal on their debt obligations.

Non-Diversification Risk

An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of a Fund’s portfolio than in a fund which invests in numerous issuers.

California Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income Exempt from Federal and California State Income Taxes

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  MunicipalMoney Market Securities

Classes of Shares Offered in this Prospectus:

•  ClassA

•  ClassI

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

•  ECMXX(Class A)

•  ECUXX(Class I)

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from regular federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of California or its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under California personal income tax. Corporations subject to California corporation franchise and income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each calendar year since its inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class I Shares (%)

2002	2003	2004	2005
1.23	0.73	0.80	1.98

Best Quarter:	4th Quarter 2005	+ 0.61%
Worst Quarter:	3rd Quarter 2003	+ 0.13%
Year-to-date total return as of 3/31/2006 is +0.64%.

The next table lists the Fund’s average annual total return by class over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/24/2001
Class A	9/24/2001	1.68%	N/A	N/A	0.91%
Class I	9/24/2001	1.98%	N/A	N/A	1.23%
3-Mo. T-Bill [1]		3.07%	N/A	N/A	1.87%

1.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.45%	0.45%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	0.94%	0.64%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 96	$ 65
3 years	$ 300	$ 205
5 years	$ 520	$ 357
10 years	$ 1,155	$ 798

Florida Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income Exempt from Federal and Florida State Taxes

•  Preservationof Capital

•  Liquidity

•  Stabilityof Principal

Principal Investment:

•  MunicipalMoney Market Securities

Classes of Shares Offered in this Prospectus:

•  ClassA

•  ClassI

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

•  EFIXX(Class A)

•  EFMXX(Class I)

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of Florida or its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), which are exempt from the Florida intangible personal property tax and the interest from which is exempt from federal income tax other than the alternative minimum tax, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Corporations subject to Florida corporation income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since its inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class A Shares (%)

1999	2000	2001	2002	2003	2004	2005
2.66	3.49	2.21	0.91	0.50	0.56	1.77

Best Quarter:	4th Quarter 2000	+ 0.93%
Worst Quarter:	1st Quarter 2004	+ 0.08%
Year-to-date total return as of 3/31/2006 is +0.58%.

The next table lists the Fund’s average annual total return by class over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/26/1998
Class A	10/26/1998	1.77%	1.19%	N/A	1.75%
Class I	12/29/1998	2.08%	1.49%	N/A	2.05%
3-Mo. T-Bill [2]		3.07%	2.34%	N/A	3.26%

1.  Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. These historical returns for Class I reflect the 0.25% 12b-1 fee in effect at that time for Class A. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund currently incurs 12b-1 fees of 0.30% for Class A.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.40%	0.40%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.13%	0.13%
Total Annual Fund Operating Expenses [3]	0.83%	0.53%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.81% for Class A and 0.51% for Class I.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 85	$ 54
3 years	$ 265	$ 170
5 years	$ 460	$ 296
10 years	$ 1,025	$ 665

Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income

•  Preservationof Capital

•  Liquidity

Principal Investments:

•  MoneyMarket Instruments

•  Short-term Corporate Debt Securities

Classes of Shares Offered in this Prospectus:

•  ClassA

•  ClassB

•  ClassC

•  ClassI

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

•  EMAXX(Class A)

•  EMBXX(Class B)

•  EMCXX(Class C)

•  EGMXX(Class I)

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with investing in obligations of supranational entities, such as the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these entities are not governmental entities with taxing authority, and may be supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests typically include debt obligations issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not securities issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. FNMA and FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions, but not sales charges, that may be applicable to Class A, B, and C shares. Returns for those classes would be lower if sales charges were reflected.

Year-by-Year Total Return for Class I Shares (%)

1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
5.22	5.31	5.26	4.93	6.11	3.89	1.48	0.61	0.86	2.68

Best Quarter:	4th Quarter 2000	+ 1.57%
Worst Quarter:	4th Quarter 2003	+ 0.11%
Year-to-date total return as of 3/31/2006 is +0.98%.

The next table lists the Fund’s average annual total return by class over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/2/1987
Class A	1/4/1995	2.38%	1.61%	3.32%	4.52%
Class B	1/26/1995	- 3.34%	0.65%	2.67%	4.12%
Class C	8/1/1997	0.66%	1.04%	2.83%	4.26%
Class I	11/2/1987	2.68%	1.89%	3.62%	4.70%
3-Mo. T-Bill [2]		3.07%	2.34%	3.85%	4.82%

1.  Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. More detailed information regarding the Shareholder Fees shown in the table below can be found under the sections of this prospectus entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses	Class A	Class B	Class C	Class I
Maximum deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None	5.00%	1.00%	None
Maximum sales charge imposed on purchases (as a % of offering price)	None	None	1.00%	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees	0.40%	0.40%	0.40%	0.40%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses [3]	0.92%	1.62%	1.62%	0.62%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.89% for Class A, 1.59% for Class B, 1.59% for Class C, and 0.59% for Class I.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 94	$ 665	$ 265	$ 63	$ 165	$ 165
3 years	$ 293	$ 811	$ 511	$ 199	$ 511	$ 511
5 years	$ 509	$ 1,081	$ 881	$ 346	$ 881	$ 881
10 years	$ 1,131	$ 1,735	$ 1,922	$ 774	$ 1,735	$ 1,922

Municipal Money Market Fund

FUND FACTS:

Goals:

•  CurrentIncome Exempt from Regular Federal Income Tax

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  MunicipalMoney Market Securities

Classes of Shares Offered in this Prospectus:

•  ClassA

•  ClassI

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

•  EXAXX(Class A)

•  EVTXX(Class I)

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class I Shares (%)

1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
3.39	3.49	3.40	3.18	4.01	2.67	1.27	0.82	0.92	2.07

Best Quarter:	4th Quarter 2000	+ 1.05%
Worst Quarter:	3rd Quarter 2003	+ 0.16%
Year-to-date total return as of 3/31/2006 is +0.66%.

The next table lists the Fund’s average annual total return by class over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/2/1988
Class A	1/5/1995	1.76%	1.24%	2.21%	3.06%
Class I	11/2/1988	2.07%	1.55%	2.52%	3.26%
3-Mo. T-Bill [2]		3.07%	2.34%	3.85%	4.70%

1.  Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the class' 12b-1 fees. These fees are 0.30% for Class A. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.41%	0.41%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses [3]	0.86%	0.56%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.82% for Class A, and 0.52% for Class I.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 88	$ 57
3 years	$ 274	$ 179
5 years	$ 477	$ 313
10 years	$ 1,061	$ 701

New Jersey Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income Exempt from Federal and New Jersey State Income Taxes

•  Preservationof Capital

•  Liquidity

•  Stabilityof Principal

Principal Investment:

•  MunicipalMoney Market Securities

Classes of Shares Offered in this Prospectus:

•  ClassA

•  ClassI

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

•  ENJXX(Class A)

•  EJMXX(Class I)

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New Jersey, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and the interest and gains from which are exempt from the New Jersey personal income tax, and which are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Corporations subject to New Jersey corporation business tax and corporation income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since its inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class A Shares (%)

1999	2000	2001	2002	2003	2004	2005
2.54	3.46	2.28	0.92	0.55	0.58	1.73

Best Quarter:	4th Quarter 2000	+ 0.91%
Worst Quarter:	1st Quarter 2004	+ 0.08%
Year-to-date total return as of 3/31/2006 is +0.58%.

The next table lists the Fund’s average annual total return by class over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/26/1998
Class A	10/26/1998	1.73%	1.21%	N/A	1.74%
Class I	4/5/1999	2.03%	1.51%	N/A	2.03%
3-Mo. T-Bill [2]		3.07%	2.34%	N/A	3.26%

1.  Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. These historical returns for Class I reflect the 0.25% 12b-1 fee in effect at that time for Class A. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund currently incurs 12b-1 fees of 0.30% for Class A.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.41%	0.41%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	0.88%	0.58%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 90	$ 59
3 years	$ 281	$ 186
5 years	$ 488	$ 324
10 years	$ 1,084	$ 726

New York Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighRate of Current Income Exempt from Federal and New York State and New York City Income Taxes

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  MunicipalMoney Market Securities

Classes of Shares Offered in this Prospectus:

•  ClassA

•  ClassI

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

•  ENYXX(Class A)

•  ENIXX(Class I)

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from regular federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New York, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each calendar year since its inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class I Shares (%)

2002	2003	2004	2005
1.13	0.78	0.83	2.04

Best Quarter:	4th Quarter 2005	+ 0.63%
Worst Quarter:	1st Quarter 2004	+ 0.14%
Year-to-date total return as of 3/31/2006 is +0.64%.

The next table lists the Fund’s average annual total return by class over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/24/2001
Class A	9/24/2001	1.73%	N/A	N/A	0.90%
Class I	9/24/2001	2.04%	N/A	N/A	1.20%
3-Mo. T-Bill [1]		3.07%	N/A	N/A	1.87%

1.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.40%	0.40%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	0.87%	0.57%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 89	$ 58
3 years	$ 278	$ 183
5 years	$ 482	$ 318
10 years	$ 1,073	$ 714

Pennsylvania Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income Exempt from Federal and Pennsylvania State Income Taxes

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  MunicipalMoney Market Securities

Classes of Shares Offered in this Prospectus:

•  ClassA

•  ClassI

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

•  EPPXX(Class A)

•  EPAXX(Class I)

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the Commonwealth of Pennsylvania, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under Pennsylvania personal income and corporate net income tax. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class I Shares (%)

1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
3.07	3.22	3.09	2.96	3.84	2.59	1.31	0.84	0.95	2.12

Best Quarter:	4th Quarter 2000	+ 1.01%
Worst Quarter:	3rd Quarter 2003	+ 0.17%
Year-to-date total return as of 3/31/2006 is +0.67%.

The next table lists the Fund’s average annual total return by class over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 8/15/1991
Class A	8/22/1995	1.82%	1.31%	2.22%	2.44%
Class I	8/15/1991	2.12%	1.56%	2.39%	2.56%
3-Mo. T-Bill [2]		3.07%	2.34%	3.85%	4.05%

1.  Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.30% for Class A. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class A would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.36%	0.36%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	0.83%	0.53%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 85	$ 54
3 years	$ 265	$ 170
5 years	$ 460	$ 296
10 years	$ 1,025	$ 665

Treasury Money Market Fund

FUND FACTS:

Goals:

•  Stabilityof Principal

•  CurrentIncome

•  Liquidity

Principal Investments:

•  Short-term U.S. Treasury Obligations

•  RepurchaseAgreements backed by Short-term U.S. Treasury Obligations

Classes of Shares Offered in this Prospectus:

•  ClassA

•  ClassI

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

•  ETAXX(Class A)

•  ETYXX(Class I)

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements backed by the Government National Mortgage Association ("GNMA"). Securities issued by GNMA are backed by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class I Shares (%)

1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
5.09	5.22	5.14	4.65	5.91	3.66	1.52	0.70	0.93	2.72

Best Quarter:	4th Quarter 2000	+ 1.54%
Worst Quarter:	3rd Quarter 2003	+ 0.14%
Year-to-date total return as of 3/31/2006 is +0.96%.

The next table lists the Fund’s average annual total return by class over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/6/1991
Class A	3/6/1991	2.41%	1.59%	3.23%	3.50%
Class I	3/6/1991	2.72%	1.90%	3.54%	3.81%
3-Mo. T-Bill [1]		3.07%	2.34%	3.85%	4.11%

1.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class I
Management Fees	0.31%	0.31%
12b-1 Fees	0.30%	0.00%
Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	0.72%	0.42%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A	Class I
1 year	$ 74	$ 43
3 years	$ 230	$ 135
5 years	$ 401	$ 235
10 years	$ 894	$ 530

U.S. Government Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:

•  ClassA

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

•  EGAXX(Class A)

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high-quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

Under current market conditions, the Fund expects to invest a substantial portion of its assets in debt obligations issued by U.S. government agencies.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with investing in obligations of supranational entities, such as the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these entities are not governmental entities with taxing authority, and may be supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests typically include debt obligations issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Banks (FHLB). Securities issued by Government National Mortgage Association (GNMA), but not securities issued by FNMA or FHLMC or FHLB, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC or FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since its inception on 6/26/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class A Shares (%)

2002	2003	2004	2005
1.07	0.29	0.57	2.43

Best Quarter:	4th Quarter 2005	+ 0.84%
Worst Quarter:	1st Quarter 2004	+ 0.04%
Year-to-date total return as of 3/31/2006 is +0.93%.

The next table lists the Fund’s average annual total return for Class A over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 6/26/2001
Class A	6/26/2001	2.43%	N/A	N/A	1.23%
3-Mo. T-Bill [1]		3.07%	N/A	N/A	2.00%

1.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class A
Management Fees	0.37%
12b-1 Fees	0.30%
Other Expenses	0.31%
Total Annual Fund Operating Expenses [2]	0.98%

2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.74% for Class A.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class A
1 year	$ 100
3 years	$ 312
5 years	$ 542
10 years	$ 1,201

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $103.9 billion in assets for the Evergreen funds as of 12/31/2005. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $521 billion in consolidated assets as of 12/31/2005. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 1/31/2006, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
California Municipal Money Market Fund	0.45%
Florida Municipal Money Market Fund	0.38%
Money Market Fund	0.40%
Municipal Money Market Fund	0.37%
New Jersey Municipal Money Market Fund	0.41%
New York Municipal Money Market Fund	0.39%
Pennsylvania Municipal Money Market Fund	0.36%
Treasury Money Market Fund	0.31%
U.S. Government Money Market Fund	0.30%

For a discussion regarding the considerations of the Funds' Board of Trustees for approving each Fund's advisory arrangements, please see each Fund's Annual Report for the fiscal year ended January 31, 2006.

Legal Proceedings

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (EIS) and Evergreen Service Company, LLC (ESC) (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (SEC) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that known as Evergreen Small Company Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (NASD) has notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately.

The price per share received by a Fund for a purchase of shares or the amount paid by a Fund for a redemption of shares is based on the next price calculated after the order is received and all required information is provided. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon Eastern time for California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

Most importantly, read the prospectus to see if the Fund is suitable for you.

Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.

Request any additional information you want about a fund, such as the SAI, Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you must select a share class. Each share class has its own sales charge and fee structure. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

There are several ways in which you may be able to reduce or eliminate sales charges. For example, combining the amounts held in Evergreen fund accounts by certain family members, or committing to invest an amount eligible for reduced sales charges within a certain period of time, may allow you to reduce or eliminate the sales charge. You may also be able to eliminate your sales charge based on how you make your investment in the Evergreen funds (such as through a financial advisor’s wrap account program), based on your relationship to the Evergreen funds and their related companies (for example, if you are an employee of Wachovia or a broker-dealer that sells Evergreen funds) and under certain other circumstances (for example, upon the death or disability of a shareholder named on the account). See "How To Reduce or Eliminate Your Sales Charge" for more details about these programs, and remember to inform Evergreen or your investment professional of any other holdings in Evergreen funds or circumstances that may make you eligible for reduced sales charges.

Calculating the Contingent Deferred Sales Charge

If a contingent deferred sales charge is imposed, the Fund deducts it from the redemption proceeds you would otherwise receive. The contingent deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the contingent deferred sales charge and then shares held the longest in an effort to keep the contingent deferred sales charge a shareholder would pay as low as possible. The contingent deferred sales charge on any redemption is, to the extent permitted by NASD, paid to EIS or its predecessor.

Class A

Each Fund offers Class A shares at NAV without a front-end sales charge. However, Class A shares are subject to 12b-1 fees and certain broker-dealers and other financial institutions may impose a fee in connection with purchases of Class A shares of the Funds. When exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares being exchanged have been subject to a previous sales charge. This sales charge only applies to Class A shares of an Evergreen money market fund.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a contingent deferred sales charge if you redeem your shares within six years. See "Calculating the Contingent Deferred Sales Charge" for information on how the holding period is calculated and how the contingent deferred sales charge is calculated at the time of redemption. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares. Pay particular attention to the fees and expenses of Class B shares to ensure it is the appropriate share class for your investment needs. If you are investing for the short-term, the combined contingent deferred sales charge and Rule 12b-1 fees may result in higher costs than if you had purchased Class A or Class C shares.

The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:

Years Held	Maximum Contingent Deferred Sales Charge
1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
Thereafter	0.00%
8	Converts to Class A
Dealer Allowance	4.00%

The maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "How To Reduce or Eliminate Your Sales Charge."

A shareholder may not purchase Class B shares if the purchase would cause the shareholder's aggregate Class B share holdings in the Evergreen funds to exceed $250,000. Purchase orders that would cause a shareholder's account to exceed this amount in Class B shares will be treated as a purchase of Class A shares. However, Evergreen is not able to track a shareholder's purchases made through financial intermediaries or held in an omnibus account. It will be necessary for the financial intermediary to track purchases of the Evergreen funds by their clients to ensure adherence to our policy. Certain of the Evergreen funds' financial intermediaries are currently in the process of enhancing their computer systems in order to have the ability to aggregate shares. Until these systems are complete, such financial intermediaries are unable to aggregate share class purchases. Purchases of Class B shares made through different financial intermediaries, such as through two different broker-dealers, would not be able to be tracked and aggregated.

Class C

If you select Class C shares, you do not pay a front-end sales charge but your shares are subject to 12b-1 fees. In addition, you may pay a contingent deferred sales charge if you redeem your shares within one year. See "Calculating the Contingent Deferred Sales Charge" for information on how the holding period is calculated and how the contingent deferred sales charge is calculated at the time of redemption. These shares do not convert to Class A shares, so the higher 12b-1 fees paid by Class C shares continue for the life of the account and may cost more over the life of the account than if you had paid a sales charge on Class A shares.

The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:

Years Held	Maximum Contingent Deferred Sales Charge
1	1.00%
Thereafter	0.00%
Dealer Allowance	1.00%

The maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "How To Reduce or Eliminate Your Sales Charge."

As of December 31, 2004, Class B and Class C shares of the Evergreen Money Market Fund are available for purchase only by shareholders holding shares of the Fund as of that date, and prospective shareholders making an exchange out of another mutual fund within the Evergreen family of funds.

Class I

The Funds offer Class I shares at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fees. Class I shares are only offered, subject to the minimum initial purchase requirements stated under "How To Buy Shares," in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors, and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees (if any) or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these financial services firms may include the Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements or contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements.

HOW TO REDUCE OR ELIMINATE YOUR SALES CHARGE

There are several ways in which you may be able to reduce or eliminate sales charges, regardless of whether you hold your shares directly with the Fund or through a financial intermediary.

Contact Evergreen or your investment professional if you think you may qualify for any of the sales charge reduction or elimination programs described below.

At the time of making a purchase or redemption, it may be necessary for you to inform Evergreen or your investment professional of the existence of other accounts, or any other facts and circumstances, that may be relevant to qualifying for any of these programs and to provide Evergreen or your investment professional with certain information or records, such as account statements, to verify your qualification for any of these programs.You should provide information and records regarding shares of Evergreen funds held in all accounts with your investment professional or any other financial intermediary by you and/or members of your immediate family. For further details on exactly who is a member of your immediate family, please see the discussion entitled "Immediate Family Members" at the end of this section.

You can find information relating to the Funds' sales charge, sales charge reduction and elimination programs free of charge at EvergreenInvestments.com, as well as the section entitled "Purchase and Redemption of Shares" in the SAI.

Class B and Class C

You will not be assessed a contingent deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

When the shares were purchased through reinvestment of dividends/capital gains.

Death of a shareholder named on the relevant account, provided the redemption is made prior to registering the account in another name or changing the account registration to remove the decedent’s name.

Disability of a shareholder named on the relevant account incurred after purchase of the shares (this generally excludes accounts registered in the names of trusts and other entities).

Systematic withdrawals of up to 1.00% of the account balance per month or up to 3.00% of the account balance per quarter.

Shares in an account that has been closed because it falls below the minimum initial purchase amount.

Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA.

Mandatory withdrawals from the ERISA plan of a shareholder who is at least 70½ years old.

Loan proceeds and financial hardship distributions from a retirement plan.

Returns of excess contributions or excess deferral amounts made to a retirement plan participant.

A redemption by an individual participant in a corporate-sponsored retirement plan or non-qualified deferred compensation plan (this waiver is not available in the event such a plan, as a whole, redeems substantially all of its assets).

Classes B and C

Reinstatement Privileges.Subject to the Funds’ Short-Term Trading Policy, within 90 days of redeeming out of an Evergreen fund, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund in an account registered in the same name(s). If a contingent deferred sales charge was deducted from your redemption proceeds, the amount of the contingent deferred sales charge attributable to the amount reinvested will be credited to your account at the NAV on the date of reinstatement. Your contingent deferred sales charge schedule will resume from the time of the original redemption. Any redemption fee charged in connection with the redemption will not be refunded in connection with these privileges. If you are eligible for reinstatement, you must inform Evergreen or your investment professional at the time of your reinvestment or you may not receive reinstatement in accordance with these privileges.

Immediate Family Members

Immediate family members include the following, and only the following:

Your spouse, who is the person to whom you are legally married.We also consider your spouse to include the following:

an individual of the same sex with whom you have been joined in a civil union, or legal contract similar to marriage;

a domestic partner, who is an individual (including one of the same sex) with whom you share a primary residence for at least six months, in a relationship as a couple where you, your domestic partner or both of you provide personal or financial welfare of the other without a fee, to whom you are not related by blood and to whom you are not married; and

an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Your parents, who are your biological or adoptive mother and father.We also consider your parents to include any legal guardian, who is the person legally placed in charge of your affairs if you are a minor or legally incompetent, and your stepparents. We do not consider your parents to include any mother-in-law, father-in-law or grandparent.

Your siblings, who are your biological brothers and sisters, stepbrothers and stepsisters.We also consider your siblings to include your adoptive brothers and sisters. We do not consider your siblings to include any brother-in-law or sister-in-law.

Your children, who are your biological or adopted sons and daughters.We also consider your children to include your stepchildren, legal wards and persons for whom you stand in loco parentis. We do not consider your children to include any daughter-in-law, son-in-law or grandchild.

HOW TO BUY SHARES

Minimum Investments

	Minimum Initial Purchase of Class A, B and C Shares [1]	Minimum Initial Purchase of Class I Shares	Minimum Additional Purchases
Regular Accounts	$ 1,000 [2,3]	$ 1,000,000 [2,4,5]	None
IRAs	$ 250	N/A [5]	None
Systematic Investment Plan	$ 50	N/A [5]	$ 25/monthly (for Classes A, B and C) [5]

1.  The maximum aggregate purchase amount of Class B shares by a shareholder in the Evergreen funds is $250,000.

2.  The Evergreen funds may redeem accounts that fall below the minimum initial purchase amount due to shareholder transactions.

3.  Minimum initial purchase amount for Evergreen Equity Index Fund and Evergreen Large Cap Equity Fund is $25,000. Shareholders of Evergreen Equity Index Fund and Evergreen Large Cap Equity Fund who held shares in a registered name prior to December 1, 2005 may continue to retain a minimum balance of $1,000.

4.  Minimum initial purchase amount does not apply to former Class Y shareholders, former SouthTrust funds shareholders, former Vestaur Securities Fund shareholders or to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisors on behalf of their clients.

5.  Certain former Class Y shareholders, former SouthTrust funds shareholders and former Vestaur Securities Fund shareholders may invest at Class A, B and C fund minimums.

Method	Opening an Account	Adding to an Account
By Mail or through an Investment Professional

Complete and sign the account application. Applications may be downloaded off our Web site at www.evergreeninvestments.com.

Make the check payable to Evergreen funds. Cash, credit cards, third party checks, credit card checks or money orders will not be accepted.

Mail the application and your check to the address below:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

Or deliver them to your investment professional (provided he or she has a broker-dealer arrangement with EIS).

Make your check payable to Evergreen funds.

Write a note specifying:

the Fund name

share class

your account number

the name(s) in which the account is registered

Mail to the address to the left or deliver to your investment professional (provided he or she has a broker-dealer arrangement with EIS).

By Phone

Call 1-800-343-2898 to set up an account number and get wiring instructions.

Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).

Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

Trades accepted after 2 p.m. Eastern time for Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund and 12 Noon Eastern time for California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Mone Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on market trading days will receive dividends starting on the next market trading day. [6]

Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or to speak with an Evergreen funds service representative call 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.

If your bank account is set up on file, you can request either:

Federal Funds Wire (offers immediate access to funds) or

Electronic transfer through the Automated Clearing House which avoids wiring fees. A purchase transferred through ACH may not be less than $100 and may not exceed $10,000.

By Exchange

You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional or an Evergreen funds service representative, calling the Evergreen Express Line at 1-800-346-3858 or by visiting our Web site at www.EvergreenInvestments.com. [7]

You can only exchange shares from your account within the same class and under the same registration.

There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family. [8]

Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. [6]

"Round-trip" exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.

Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Redemption Requests That Require A Signature Guarantee" on the next page.)

Systematic Investment Plan (SIP)

You can transfer money automatically from your bank account into your Fund account on a monthly or quarterly basis.

Initial investment minimum is $50 if you invest at least $25 per month with this service.

To enroll, check off the box on the account application and provide:

your bank account information

theamount and date of your monthly or quarterly investment.

To establish automatic investing for an existing account, call 1-800-343-2898 for an application.

The minimum is $25 per month or $75 per quarter.

You can also establish an investing program through direct deposit from your paycheck. Call 1-800-343-2898 for details.

6.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

7.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes.

8.  This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the shares have been subject to a previous sales charge.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.

This service must be authorized ahead of time, and is only available for regular accounts. [1]

All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. [2]

We can either:

wire the proceeds into your bank account (service charges may apply)

electronically transmit the proceeds into your bank account via the Automated Clearing House service mailyou a check.

All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.

See "Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

Your letter of instructions must:

list the Fund name and the account number

indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s)

See "Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.

To redeem from an IRA or other retirement account, call 1.800.343.2898 for special instructions.

Redeem Your Shares in Person	You may also redeem your shares by contacting your investment professional. These investment professionals may charge a fee for this service.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Medallion Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require Medallion signature guarantees:

You are redeeming more than $50,000.

You want the proceeds transmitted into a bank account not listed on the account.

You want the proceeds payable to anyone other than the registered owner(s) of the account.

Either your address or the address of your bank account has been changed within 30 days.

The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution
fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee:

Commercial Bank

Trust Company

Savings Association

Credit Union

Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends, capital gains and other distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your account statement.

Payroll Deduction (Class A, Class B and Class C only)

If you want to invest automatically through your paycheck, call 1.800.343.2898 to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our Web site at EvergreenInvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone transaction requests received by 4 p.m. Eastern time will be invested when the NAV is next calculated.

Distribution Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS; DISTRIBUTIONS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event and the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

Dividends.To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests. Such dividends will be taxed at your maximum marginal ordinary rate on ordinary income.

Capital Gains.When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are treated as ordinary income just like dividends when distributed by a Fund. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%. It is not anticipated that any significant capital gains will be realized by the Funds.

Alternative Minimum Tax. An investment in California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may result in liability for federal alternative minimum tax (AMT), both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal AMT purposes.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Gains You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans

You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

OVERVIEW OF FEES AND EXPENSES

As summarized earlier in this prospectus, investors in the Evergreen funds may pay two types of fees: (i) transaction fees paid directly by the investor, including sales charges (loads) and redemption fees and (ii) on-going fees that are deducted from the assets of the Fund, including management fees, distribution (Rule 12b-1) fees, transfer agency and shareholder service fees, and legal, audit, custody and other miscellaneous fees. These fees are described more fully below. Both types of fees reduce the overall return earned by an investor.

SHAREHOLDER FEES (fees paid directly from your investment)

Shareholder fees generally are deducted directly from a shareholder’s investment in an account with a fund. Depending on the fund and the share class purchased, these fees may include front-end sales charges (deducted at the time the investor purchases shares of the fund), and deferred sales charges and redemption fees (deducted at the time the investor sells shares of the fund). You should refer to the section entitled "How to Choose the Share Class that Best Suits You" for a schedule of front-end and contingent deferred sales charges by share class. Investors should pay particular attention to situations that would entitle them either to reduce or eliminate sales charges. Please see the section entitled "How to Reduce or Eliminate Your Sales Charge" for more information. Not all Evergreen funds charge a redemption fee. You should refer to the table entitled “Shareholder Fees” to find out whether your Fund charges such a fee.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by each Fund to the investment advisor for investment advisory services. These services include day-to-day management of the Fund’s portfolio of investments.

Distribution and/or Service (Rule 12b-1) Fees

The Trustees of the Evergreen funds have approved a distribution plan permitting the Funds to pay 12b-1 fees at an annual rate of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. Class I shares do not pay 12b-1 fees. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The Funds may use 12b-1 fees to compensate the Funds' distributor for services it provides and the expenses it incurs in the promotion and distribution of shares of the Funds, including payments to broker-dealers and financial intermediaries for distribution and shareholder services.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds offered in this prospectus - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent registered public accounting firm. For a more complete picture of the Funds' financial statements, please see the each Fund's Annual Report as well as the SAI.

California Municipal Money Market Fund

Year Ended January 31,
CLASS A	2006	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	- 0.02	- 0.01	0 [2]	- 0.01	0 [2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.78%	0.56%	0.40%	0.92%	0.40%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 30,405	$ 56,228	$ 87,673	$ 122,687	$ 117,217
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%	0.94%	0.94%	0.88%	0.89%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.94%	0.96%	0.96%	0.96%	1.09%[3]
Net investment income (loss)	1.68%	0.53%	0.41%	0.88%	1.12%[3]

Year Ended January 31,
CLASS I	2006	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.02	- 0.01	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.09%	0.87%	0.70%	1.22%	0.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,531	$ 3,622	$ 11,447	$ 20,169	$ 168
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.64%	0.65%	0.64%	0.58%	0.58%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.64%	0.67%	0.66%	0.66%	0.78%[3]
Net investment income (loss)	1.95%	0.74%	0.69%	0.99%	1.42%[3]

1.  For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2.  Amount represents less than $0.005 per share.

3.  Annualized

Florida Municipal Money Market Fund

Year Ended January 31,
CLASS A	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0	0.01	0.02
Distributions to shareholders from
Net investment income	- 0.02	- 0.01	0 [1]	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.88%	0.62%	0.49%	0.89%	2.03%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 17,386	$ 18,368	$ 27,758	$ 30,804	$ 60,484
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.81%	0.82%	0.83%	0.87%	0.86%
Expenses excluding waivers/reimbursements and expense reductions	0.83%	0.84%	0.83%	0.87%	0.86%
Net investment income (loss)	1.84%	0.61%	0.48%	0.79%	1.89%

Year Ended January 31,
CLASS I [2]	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02
Distributions to shareholders from
Net investment income	- 0.02	- 0.01	- 0.01	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.19%	0.92%	0.79%	1.20%	2.34%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 32,778	$ 37,692	$ 6,699	$ 2,785	$ 260
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.51%	0.52%	0.56%	0.57%	0.51%
Expenses excluding waivers/reimbursements and expense reductions	0.53%	0.54%	0.56%	0.57%	0.51%
Net investment income (loss)	2.16%	1.10%	0.78%	0.99%	2.20%

1.  Amount represents less than $0.005 per share.

2.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

Money Market Fund

Year Ended January 31,
CLASS A	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.01	0	0.01	0.03

Distributions to shareholders from
Net investment income	- 0.03	- 0.01	0 [1]	- 0.01	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.56%	0.68%	0.32%	1.14%	3.20%
Ratios and supplemental data
Net assets, end of period (millions)	$ 2,803	$ 3,027	$ 6,261	$ 10,628	$ 9,605
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.89%	0.94%	0.93%	0.89%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.92%	1.00%	0.99%	0.91%	0.88%
Net investment income (loss)	2.52%	0.60%	0.33%	1.12%	2.42%

Year Ended January 31,
CLASS B	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0	0.02

Distributions to shareholders from
Net investment income	- 0.02	0 [1]	0 [1]	0 [1]	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return [2]	1.84%	0.21%	0.06%	0.44%	2.48%
Ratios and supplemental data
Net assets, end of period (millions)	$ 33	$ 46	$ 70	$ 113	$ 92
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%	1.38%	1.20%	1.59%	1.57%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.70%	1.69%	1.60%	1.57%
Net investment income (loss)	1.77%	0.18%	0.06%	0.41%	2.25%

1.  Amount represents less than $0.005 per share.

2.  Excluding applicable sales charges

Year Ended January 31,
CLASS C	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0	0.02

Distributions to shareholders from
Net investment income	- 0.02	0 [1]	0 [1]	0 [1]	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return [2]	1.84%	0.21%	0.06%	0.44%	2.48%
Ratios and supplemental data
Net assets, end of period (millions)	$ 9	$ 16	$ 26	$ 23	$ 15
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%	1.37%	1.17%	1.59%	1.57%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.71%	1.70%	1.60%	1.57%
Net investment income (loss)	1.70%	0.15%	0.06%	0.42%	2.24%

Year Ended January 31,
CLASS I [3]	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.01	0.01	0.01	0.03

Distributions to shareholders from
Net investment income	- 0.03	- 0.01	- 0.01	- 0.01	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.86%	0.97%	0.57%	1.42%	3.50%
Ratios and supplemental data
Net assets, end of period (millions)	$ 1,190	$ 1,531	$ 1,659	$ 2,334	$ 2,685
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.59%	0.65%	0.68%	0.61%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.62%	0.70%	0.69%	0.61%	0.56%
Net investment income (loss)	2.80%	0.94%	0.57%	1.41%	3.43%

1.  Amount represents less than $0.005 per share.

2.  Excluding applicable sales charges

3.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

Municipal Money Market Fund

Year Ended January 31,
CLASS A	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	- 0.02	- 0.01	- 0.01	- 0.01	- 0.02
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.87%	0.68%	0.51%	0.95%	2.18%
Ratios and supplemental data
Net assets, end of period (millions)	$ 482	$ 763	$ 958	$ 1,237	$ 953
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.82%	0.83%	0.85%	0.86%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.86%	0.87%	0.86%	0.86%	0.88%
Net investment income (loss)	1.78%	0.65%	0.50%	0.89%	1.47%

Year Ended January 31,
CLASS I [1]	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02
Distributions to shareholders from
Net investment income	- 0.02	- 0.01	- 0.01	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.18%	0.98%	0.81%	1.25%	2.49%
Ratios and supplemental data
Net assets, end of period (millions)	$ 422	$ 492	$ 513	$ 561	$ 489
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.52%	0.52%	0.55%	0.56%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	2.12%	0.96%	0.80%	1.20%	2.46%

1.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

New Jersey Municipal Money Market Fund

Year Ended January 31,
CLASS A	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02
Distributions to shareholders from
Net investment income	- 0.02	- 0.01	- 0.01	- 0.01	- 0.02
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.83%	0.65%	0.53%	0.90%	2.11%
Ratios and supplemental data
Net assets, end of period (millions)	$ 20	$ 23	$ 30	$ 42	$ 37
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%	0.89%	0.87%	0.86%	0.85%
Expenses excluding waivers/reimbursements and expense reductions	0.88%	0.90%	0.88%	0.86%	0.85%
Net investment income (loss)	1.78%	0.62%	0.49%	0.81%	2.01%

Year Ended January 31,
CLASS I [1]	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02
Distributions to shareholders from
Net investment income	- 0.02	- 0.01	- 0.01	- 0.01	- 0.02
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.13%	0.95%	0.83%	1.21%	2.42%
Ratios and supplemental data
Net assets, end of period (millions)	$ 10	$ 5	$ 22	$ 21	$ 6
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58%	0.59%	0.57%	0.56%	0.55%
Expenses excluding waivers/reimbursements and expense reductions	0.58%	0.60%	0.58%	0.56%	0.55%
Net investment income (loss)	2.19%	0.89%	0.73%	1.04%	2.32%

1.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

New York Municipal Money Market Fund

Year Ended January 31,
CLASS A	2006	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	- 0.02	- 0.01	0 [2]	- 0.01	0 [2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.84%	0.58%	0.46%	0.82%	0.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 40,856	$ 78,542	$ 82,110	$ 101,114	$ 94,200
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%	0.87%	0.91%	0.88%	0.88%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.91%	0.93%	0.93%	0.99%[3]
Net investment income (loss)	1.71%	0.58%	0.39%	0.79%	0.92%[3]

Year Ended January 31,
CLASS I	2006	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	- 0.02	- 0.01	0 [2]	- 0.01	0 [2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.15%	0.89%	0.76%	1.12%	0.44%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 11,915	$ 3,420	$ 2,200	$ 676	$ 3,710
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%	0.56%	0.59%	0.57%	0.59%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.58%	0.60%	0.61%	0.62%	0.70%[3]
Net investment income (loss)	2.26%	0.92%	0.65%	1.08%	1.15%[3]

1.  For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2.  Amount represents less than $0.005 per share.

3.  Annualized

Pennsylvania Municipal Money Market Fund

Year Ended January 31,
CLASS A	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	- 0.02	- 0.01	- 0.01	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.92%	0.71%	0.52%	1.10%	2.27%
Ratios and supplemental data
Net assets, end of period (millions)	$ 37	$ 26	$ 32	$ 31	$ 28
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.83%	0.81%	0.81%	0.66%	0.64%
Expenses excluding waivers/reimbursements and expense reductions	0.83%	0.84%	0.81%	0.77%	0.78%
Net investment income (loss)	1.94%	0.70%	0.53%	1.03%	2.17%

Year Ended January 31,
CLASS I [1]	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	- 0.02	- 0.01	- 0.01	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.23%	1.01%	0.83%	1.29%	2.43%
Ratios and supplemental data
Net assets, end of period (millions)	$ 75	$ 66	$ 76	$ 66	$ 80
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.53%	0.51%	0.51%	0.47%	0.48%
Expenses excluding waivers/reimbursements and expense reductions	0.53%	0.54%	0.51%	0.47%	0.48%
Net investment income (loss)	2.18%	0.98%	0.81%	1.23%	2.31%

1.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

Treasury Money Market Fund

Year Ended January 31,
CLASS A	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.01	0	0.01	0.03

Distributions to shareholders from
Net investment income	- 0.03	- 0.01	0 [1]	- 0.01	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.58%	0.73%	0.38%	1.14%	3.00%
Ratios and supplemental data
Net assets, end of period (millions)	$ 482	$ 478	$ 525	$ 773	$ 752
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%	0.73%	0.75%	0.73%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.72%	0.73%	0.75%	0.73%	0.70%
Net investment income (loss)	2.57%	0.72%	0.38%	1.13%	2.98%

Year Ended January 31,
CLASS I [2]	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.01	0.01	0.01	0.03

Distributions to shareholders from
Net investment income	- 0.03	- 0.01	- 0.01	- 0.01	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.89%	1.03%	0.68%	1.44%	3.31%
Ratios and supplemental data
Net assets, end of period (millions)	$ 1,306	$ 1,145	$ 1,652	$ 1,201	$ 1,005
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.42%	0.43%	0.45%	0.43%	0.40%
Expenses excluding waivers/reimbursements and expense reductions	0.42%	0.43%	0.45%	0.43%	0.40%
Net investment income (loss)	2.87%	0.97%	0.66%	1.42%	3.21%

1.  Amount represents less than $0.005 per share.

2.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

U.S. Government Money Market Fund

Year Ended January 31,
CLASS A	2006	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.01	0	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.03	- 0.01	0 [2]	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.61%	0.68%	0.26%	1.01%	1.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 644,783	$ 901,382	$ 2,115,472	$ 3,979,856	$ 3,774,155
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.74%	0.88%	0.93%	0.88%	0.88%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.98%	1.08%	1.05%	1.04%	1.05%[3]
Net investment income (loss)	2.50%	0.57%	0.27%	1.00%	1.57%[3]

1.  For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2.  Amount represents less than $0.005 per share.

3.  Annualized

OTHER FUND PRACTICES

Taxable securities in which California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of a Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise have a negative impact on the value of the Fund’s shares. Investors may invest in the Funds for short-term purposes and purchase and sell shares of the Funds more frequently than they might shares of another type of mutual fund. EIMC expects to manage each Fund's portfolio in light of anticipated frequent purchase and sale activity in order to limit any adverse effect on the Funds.

To limit the negative effects of short-term trading on the Funds, the Evergreen funds have adopted certain restrictions on trading by investors. Investors are limited to three "round-trip" exchanges per calendar quarter and five "round-trip" exchanges per calendar year. A "round-trip" exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. If a Fund discovers that an investor has exceeded these "round-trip" exchange limitations, the Fund will reject the purchase or exchange or terminate the investor's investment or exchange privileges. In addition, a Fund reserves the right to reject any purchase or exchange, and to terminate an investor's investment or exchange privileges, if the Fund determines in its sole discretion that trading activity by the investor may be materially detrimental to the interests of long-term shareholders. A Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Funds consider a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund’s ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker-dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund’s trading restrictions. A majority of the Fund's shares may be held in omnibus accounts. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Portfolio Holdings

EIMC is committed to providing all Evergreen fund shareholders equal access to portfolio holdings. A complete listing of portfolio holdings for every Evergreen fund as of each calendar quarter end is made available to the public approximately 15 calendar days after the quarter end at EvergreenInvestments.com. In addition, certain Funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, which is posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. Portfolio holdings information will remain available until it is updated at the next month or quarter end. Once released to the web, there are no restrictions on providing the data to any shareholder or external party. No other dissemination of portfolio holdings will be allowed to any shareholder, potential shareholder or party external to the Evergreen funds, except (i) as required by law, (ii) to affiliated or unaffiliated service providers (including the investment advisor, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential, (iii) to other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as the Fund's legal counsel and independent registered public accounting firm), or (iv) to institutional investment consultants or mutual fund analytical firms and, in such cases, only where there are signed confidentiality agreements in place. See "Policy for Dissemination of Portfolio Holdings" in the SAI for a more detailed description of this policy.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill)

The 3 Mo. T-Bill is an unmanaged index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

California Municipal Money Market Fund

Florida Municipal Money Market Fund

Money Market Fund

Municipal Money Market Fund

New Jersey Municipal Money Market Fund

New York Municipal Money Market Fund

Pennsylvania Municipal Money Market Fund

Treasury Money Market Fund

U.S. Government Money Market Fund

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

check your account

order a statement

get a Fund’s current price, yield and total return

buy, redeem or exchange Fund shares

Shareholder Services

Call 1.800.343.2898

Monday-Friday, 8 a.m. to 6 p.m. Eastern time to

buy, redeem or exchange Fund shares

order applications

get assistance with your account

Information Line for Hearing and Speech Impaired (TTY/TDD)

Call 1.800.343.2888

Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter

•  EvergreenInvestments

•  P.O. Box 8400

•  Boston, MA 02266-8400

to buy, redeem or exchange Fund shares

to change the registration on your account

for general correspondence

For express, registered or certified mail

•  EvergreenInvestments

•  66Brooks Drive, Suite 8400

•  Braintree, MA 02184-3800

Visit us on-line

•  EvergreenInvestments.com

Regular communications you will receive
Account Statements — You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Investments of any inaccuracies.

Confirmation Notices— A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen Investments of any inaccuracies.

Annual and Semi-annual Reports— You will receive a detailed financial report twice a year on each Fund in which you invest.

Tax Forms— Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report,which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date.

The Statement of Additional Information (SAI),which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreenmutual funds are distributed by Evergreen Investment Services, Inc.,

•  200Berkeley Street, Boston, MA 02116-5034.

•  EvergreenInvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006.

536120 RV14 (6/06)

 •  EvergreenInvestments

•  200Berkeley Street

•  Boston, MA 02116-5034

SEC File No.: 811-08555

EVERGREEN MONEY MARKET TRUST

PART A

CLASS S PROSPECTUS

Prospectus, June 1, 2006

Evergreen
Money Market Funds

Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Class S

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How to Buy and Redeem Shares
How to Buy and Redeem Shares
Other Services
The Tax Consequences of Investing in the Funds; Distributions
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Money Market Funds

typicallyrely on a combination of the following strategies:

attempting to maintain $1.00 per share net asset value;

investing in high quality, short-term money market instruments, including U.S. government securities;

investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

maybe appropriate for investors who:

are seeking a conservative investment which invests in relatively safe securities;

are seeking a fund for short-term investment; and

areseeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

not guaranteed to achieve its investment goal;

not a deposit with a bank;

not insured, endorsed or guaranteed by the FDIC or any government agency; and

subjectto investment risks.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

The value of a debt security is directly affected by the issuer's ability (and the market's perception of the issuer's ability) to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of a Fund's investments deteriorates or is perceived to deteriorate, the value of those investments could decline and the value of the Fund's shares could decline. A Fund may also be subject to credit risk to the extent it engages in financial transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. These transactions are subject to the risks that a third party may be unwilling or unable to honor its financial obligations to the Fund.

Concentration Risk

An investment in a fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. A Fund may be vulnerable to any development in its named state’s economy that may weaken or jeopardize the ability of the state’s municipal security issuers to pay interest or principal on their debt obligations.

Non-Diversification Risk

An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of a Fund’s portfolio than in a fund which invests in numerous issuers.

California Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income Exempt from Federal and California State Income Taxes

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  MunicipalMoney Market Securities

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from regular federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of California or its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under California personal income tax. Corporations subject to California corporation franchise and income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each calendar year since its inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%)

2002	2003	2004	2005
0.68	0.21	0.24	1.45

Best Quarter:	4th Quarter 2005	+ 0.48%
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.50%.

The next table lists the Fund’s average annual total return for Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/24/2001
Class S	9/24/2001	1.45%	N/A	N/A	0.66%
3-Mo. T-Bill [1]		3.07%	N/A	N/A	1.87%

1.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.45%
12b-1 Fees	0.60%
Other Expenses	0.19%
Total Annual Fund Operating Expenses [2]	1.24%

2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including any current voluntary fund and/or class level expense reimbursements, Total Annual Fund Operating Expenses were 1.16% for Class S.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 126
3 years	$ 393
5 years	$ 681
10 years	$ 1,500

Florida Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income Exempt from Federal and Florida State Taxes

•  Preservationof Capital

•  Liquidity

•  Stabilityof Principal

Principal Investment:

•  MunicipalMoney Market Securities

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of Florida or its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), which are exempt from the Florida intangible personal property tax and the interest from which is exempt from federal income tax other than the alternative minimum tax, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Corporations subject to Florida corporation income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each calendar year since 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1999	2000	2001	2002	2003	2004	2005
2.66	3.33	1.90	0.61	0.21	0.27	1.47

Best Quarter:	2nd Quarter 2000	+ 0.90%[1]
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.51%.

The next table lists the Fund’s average annual total return for Class S shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/26/1998
Class S	6/30/2000	1.47%	0.89%	N/A	1.52%
3-Mo. T-Bill [2]		3.07%	2.34%	N/A	3.26%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.40%
12b-1 Fees	0.60%
Other Expenses	0.13%
Total Annual Fund Operating Expenses [3]	1.13%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.11% for Class S.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 115
3 years	$ 359
5 years	$ 622
10 years	$ 1,375

Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income

•  Preservationof Capital

•  Liquidity

Principal Investments:

•  MoneyMarket Instruments

•  Short-term Corporate Debt Securities

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with investing in obligations of supranational entities, such as the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these entities are not governmental entities with taxing authority, and may be supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests typically include debt obligations issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not securities issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. FNMA and FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
5.22	5.31	5.26	4.93	5.80	3.27	0.88	0.11	0.31	2.07

Best Quarter:	2nd Quarter 2000	+ 1.47%[1]
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.84%.

The next table lists the Fund’s average annual total return for the Class S shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/2/1987
Class S	6/30/2000	2.07%	1.32%	3.29%	4.52%
3-Mo. T-Bill [2]		3.07%	2.34%	3.85%	4.82%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.40%
12b-1 Fees	0.60%
Other Expenses	0.22%
Total Annual Fund Operating Expenses [3]	1.22%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.19% for Class S

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 124
3 years	$ 387
5 years	$ 670
10 years	$ 1,477

Municipal Money Market Fund

FUND FACTS:

Goals:

•  CurrentIncome Exempt from Regular Federal Income Tax

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  MunicipalMoney Market Securities

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
3.39	3.49	3.40	3.18	3.70	2.06	0.67	0.23	0.32	1.46

Best Quarter:	2nd Quarter 2000	+ 1.04%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.02%
Year-to-date total return as of 3/31/2006 is +0.51%.

The next table lists the Fund’s average annual total return for the Class S shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/2/1988
Class S	6/30/2000	1.46%	0.94%	2.18%	3.06%
3-Mo. T-Bill [2]		3.07%	2.34%	3.85%	4.70%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.41%
12b-1 Fees	0.60%
Other Expenses	0.15%
Total Annual Fund Operating Expenses [3]	1.16%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.12% for Class S.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 118
3 years	$ 368
5 years	$ 638
10 years	$ 1,409

New Jersey Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income Exempt from Federal and New Jersey State Income Taxes

•  Preservationof Capital

•  Liquidity

•  Stabilityof Principal

Principal Investment:

•  MunicipalMoney Market Securities

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New Jersey, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and the interest and gains from which are exempt from the New Jersey personal income tax, and which are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Corporations subject to New Jersey corporation business tax and corporation income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each calendar year since 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1999	2000	2001	2002	2003	2004	2005
2.54	3.31	1.97	0.62	0.25	0.29	1.43

Best Quarter:	2nd Quarter 2000	+ 0.90%[1]
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.51%.

The next table lists the Fund’s average annual total return for Class S shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/26/1998
Class S	6/30/2000	1.43%	0.91%	N/A	1.51%
3-Mo. T-Bill [2]		3.07%	2.34%	N/A	3.26%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.41%
12b-1 Fees	0.60%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.18%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 120
3 years	$ 375
5 years	$ 649
10 years	$ 1,432

New York Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighRate of Current Income Exempt from Federal and New York State and New York City Income Taxes

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  MunicipalMoney Market Securities

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from regular federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New York, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each calendar year since its inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%)

2002	2003	2004	2005
0.52	0.20	0.24	1.43

Best Quarter:	4th Quarter 2005	+ 0.48%
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.49%.

The next table lists the Fund’s average annual total return for Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/24/2001
Class S	9/24/2001	1.43%	N/A	N/A	0.61%
3-Mo. T-Bill [1]		3.07%	N/A	N/A	1.87%

1.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.40%
12b-1 Fees	0.60%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 119
3 years	$ 372
5 years	$ 644
10 years	$ 1,420

Pennsylvania Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income Exempt from Federal and Pennsylvania State Income Taxes

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  MunicipalMoney Market Securities

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the Commonwealth of Pennsylvania, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under Pennsylvania personal income and corporate net income tax. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
3.07	3.22	3.09	2.96	3.53	1.98	0.70	0.24	0.35	1.51

Best Quarter:	2nd Quarter 2000	+ 0.99%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.02%
Year-to-date total return as of 3/31/2006 is +0.53%.

The next table lists the Fund’s average annual total return for the Class S shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 8/15/1991
Class S	6/30/2000	1.51%	0.96%	2.06%	2.32%
3-Mo. T-Bill [2]		3.07%	2.34%	3.85%	4.05%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.36%
12b-1 Fees	0.60%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.13%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 115
3 years	$ 359
5 years	$ 622
10 years	$ 1,375

Treasury Money Market Fund

FUND FACTS:

Goals:

•  Stabilityof Principal

•  CurrentIncome

•  Liquidity

Principal Investments:

•  Short-term U.S. Treasury Obligations

•  RepurchaseAgreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements backed by the Government National Mortgage Association ("GNMA"). Securities issued by GNMA are backed by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

Interest Rate Risk

Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
4.78	4.91	4.83	4.33	5.43	3.04	0.91	0.13	0.35	2.11

Best Quarter:	4th Quarter 2000	+ 1.39%
Worst Quarter:	2nd Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.81%.

The next table lists the Fund’s average annual total return for the Class S shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/6/1991
Class S	6/30/2000	2.11%	1.30%	3.06%	3.39%
3-Mo. T-Bill [2]		3.07%	2.34%	3.85%	4.11%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.31%
12b-1 Fees	0.60%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.02%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 104
3 years	$ 325
5 years	$ 563
10 years	$ 1,248

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $103.9 billion in assets for the Evergreen funds as of 12/31/2005. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $521 billion in consolidated assets as of 12/31/2005. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 1/31/2006, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
California Municipal Money Market Fund	0.45%
Florida Municipal Money Market Fund	0.38%
Money Market Fund	0.40%
Municipal Money Market Fund	0.37%
New Jersey Municipal Money Market Fund	0.41%
New York Municipal Money Market Fund	0.39%
Pennsylvania Municipal Money Market Fund	0.36%
Treasury Money Market Fund	0.31%

For a discussion regarding the considerations of the Funds' Board of Trustees for approving each Fund's advisory arrangements, please see each Fund's Annual Report for the fiscal year ended January 31, 2006.

Legal Proceedings

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (EIS) and Evergreen Service Company, LLC (ESC) (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (SEC) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that known as Evergreen Small Company Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (NASD) has notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately.

The price per share received by a Fund for a purchase of shares or the amount paid by a Fund for a redemption of shares is based on the next price calculated after the order is received and all required information is provided. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon Eastern time for California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

Most importantly, read the prospectus to see if the Fund is suitable for you.

Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.

Request any additional information you want about a fund, such as the SAI, Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Funds offer up to six different share classes, each with its own fee and expense structure. Only Class S shares are offered in this prospectus.

Class S

Each Fund offers Class S shares at NAV without a front-end sales charge or deferred sales charge. However, Class S shares are subject to 12b-1 fees. Class S shares are typically purchased in connection with “sweep programs" made available by broker-dealers or other financial intermediaries. Such broker-dealers or financial intermediaries may impose account fees or other charges and certain broker-dealers and other financial institutions may impose a fee in connection with purchases of Class S shares of the Funds.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees (if any) or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these financial services firms may include the Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements or contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements.

HOW TO BUY AND REDEEM SHARES

Class S shares are sold through certain broker-dealers and financial institutions which have selling agreements with EIS. You can also redeem your Class S shares of the Funds at NAV through certain broker-dealers and financial institutions which have selling agreements with EIS on any day the New York Stock Exchange is open pursuant to the Funds' procedures. Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends, capital gains and other distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your account statement.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS; DISTRIBUTIONS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event and the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

Dividends.To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests. Such dividends will be taxed at your maximum marginal ordinary rate on ordinary income.

Capital Gains.When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are treated as ordinary income just like dividends when distributed by a Fund. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%. It is not anticipated that any significant capital gains will be realized by the Funds.

Alternative Minimum Tax. An investment in California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may result in liability for federal alternative minimum tax (AMT), both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal AMT purposes.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Gains You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Your broker-dealer or financial institution provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

OVERVIEW OF FEES AND EXPENSES

As summarized earlier in this prospectus, investors in the Evergreen funds may pay two types of fees: (i) transaction fees paid directly by the investor, including sales charges (loads) and redemption fees and (ii) on-going fees that are deducted from the assets of the Fund, including management fees, distribution (Rule 12b-1) fees, transfer agency and shareholder service fees, and legal, audit, custody and other miscellaneous fees. These fees are described more fully below. Both types of fees reduce the overall return earned by an investor.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by each Fund to the investment advisor for investment advisory services. These services include day-to-day management of the Fund’s portfolio of investments.

Distribution and/or Service (Rule 12b-1) Fees

Distribution fees -- also known as Rule 12b-1 fees, referring to the SEC rule that authorizes the imposition of the fees -- are paid by a fund to support the marketing and sale of the Fund’s shares. The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the average daily net assets of Class S shares. However, currently the 12b-1 fees for Class S shares are limited to 0.60% of the average daily net assets of the class. These fees increase the cost of your investment. The Funds may use 12b-1 fees to compensate the Funds’ distributor for services it provides and the expenses it incurs in the promotion and distribution of shares of the Funds, including payments to broker-dealers and financial intermediaries for distribution and shareholder services.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in Class S of the Funds offered in this prospectus -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent registered public accounting firm. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.

California Municipal Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0

Distributions to shareholders from
Net investment income	- 0.02	0 [2]	0 [2]	- 0.01	0 [2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.56%	0.30%	0.19%	0.68%	0.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 191,144	$ 172,467	$ 25,427	$ 41,997	$ 41,972
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.16%	1.15%	1.11%	1.19%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.25%	1.23%	1.26%	1.26%	1.39%[3]
Net investment income (loss)	1.54%	0.53%	0.20%	0.65%	0.83%[3]

1.  For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2.  Amount represents less than $0.005 per share.

3.  Annualized

Florida Municipal Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.02

Distributions to shareholders from
Net investment income	- 0.02	0 [1]	0 [1]	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.58%	0.32%	0.20%	0.59%	1.73%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 460,726	$ 442,868	$ 259,620	$ 242,800	$ 206,592
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%	1.11%	1.12%	1.17%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	1.13%	1.14%	1.14%	1.17%	1.15%
Net investment income (loss)	1.52%	0.37%	0.20%	0.52%	1.58%

1.  Amount represents less than $0.005 per share.

Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.03

Distributions to shareholders from
Net investment income	- 0.02	0 [1]	0 [1]	- 0.01	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.25%	0.41%	0.09%	0.82%	2.89%
Ratios and supplemental data
Net assets, end of period (millions)	$ 2,421	$ 2,477	$ 3,544	$ 7,302	$ 9,954
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.19%	1.20%	1.17%	1.21%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.22%	1.30%	1.28%	1.21%	1.16%
Net investment income (loss)	2.22%	0.39%	0.10%	0.83%	2.89%

1.  Amount represents less than $0.005 per share.

Municipal Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.02
Distributions to shareholders from
Net investment income	- 0.02	0 [1]	0 [1]	- 0.01	- 0.02
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.57%	0.38%	0.21%	0.65%	1.88%
Ratios and supplemental data
Net assets, end of period (millions)	$ 315	$ 319	$ 463	$ 835	$ 638
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.12%	1.13%	1.13%	1.16%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.17%	1.15%	1.16%	1.16%
Net investment income (loss)	1.54%	0.34%	0.22%	0.60%	1.82%

1.  Amount represents less than $0.005 per share.

New Jersey Municipal Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.02
Distributions to shareholders from
Net investment income	- 0.02	0 [1]	0 [1]	- 0.01	- 0.02
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.54%	0.35%	0.24%	0.60%	1.81%
Ratios and supplemental data
Net assets, end of period (millions)	$ 162	$ 171	$ 66	$ 108	$ 136
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.16%	1.16%	1.16%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	1.18%	1.17%	1.18%	1.16%	1.15%
Net investment income (loss)	1.51%	0.48%	0.19%	0.51%	1.71%

1.  Amount represents less than $0.005 per share.

New York Municipal Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0

Distributions to shareholders from
Net investment income	- 0.02	0 [2]	0 [2]	- 0.01	0 [2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.54%	0.30%	0.19%	0.52%	0.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 245,347	$ 289,872	$ 25,407	$ 35,817	$ 24,092
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.16%	1.11%	1.18%	1.18%	1.18%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.17%	1.15%	1.23%	1.23%	1.29%[3]
Net investment income (loss)	1.46%	0.54%	0.13%	0.49%	0.54%[3]

1.  For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2.  Amount represents less than $0.005 per share.

3.  Annualized

Pennsylvania Municipal Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.02

Distributions to shareholders from
Net investment income	- 0.02	0 [1]	0 [1]	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.62%	0.41%	0.23%	0.69%	1.82%
Ratios and supplemental data
Net assets, end of period (millions)	$ 109	$ 62	$ 71	$ 137	$ 155
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.13%	1.11%	1.11%	1.07%	1.08%
Expenses excluding waivers/reimbursements and expense reductions	1.13%	1.14%	1.12%	1.07%	1.08%
Net investment income (loss)	1.63%	0.41%	0.23%	0.62%	1.79%

1.  Amount represents less than $0.005 per share.

Treasury Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.03

Distributions to shareholders from
Net investment income	- 0.02	0 [1]	0 [1]	- 0.01	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.28%	0.44%	0.11%	0.84%	2.70%
Ratios and supplemental data
Net assets, end of period (millions)	$ 922	$ 761	$ 856	$ 1,484	$ 1,826
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%	1.01%	1.02%	1.03%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	1.02%	1.02%	1.05%	1.03%	1.00%
Net investment income (loss)	2.26%	0.43%	0.12%	0.85%	2.71%

1.  Amount represents less than $ 0.005 per share.

OTHER FUND PRACTICES

Taxable securities in which California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of a Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise have a negative impact on the value of the Fund’s shares. Investors may invest in the Funds for short-term purposes and purchase and sell shares of the Funds more frequently than they might shares of another type of mutual fund. EIMC expects to manage each Fund's portfolio in light of anticipated frequent purchase and sale activity in order to limit any adverse effect on the Funds.

To limit the negative effects of short-term trading on the Funds, the Evergreen funds have adopted certain restrictions on trading by investors. Investors are limited to three "round-trip" exchanges per calendar quarter and five "round-trip" exchanges per calendar year. A "round-trip" exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. If a Fund discovers that an investor has exceeded these "round-trip" exchange limitations, the Fund will reject the purchase or exchange or terminate the investor's investment or exchange privileges. In addition, a Fund reserves the right to reject any purchase or exchange, and to terminate an investor's investment or exchange privileges, if the Fund determines in its sole discretion that trading activity by the investor may be materially detrimental to the interests of long-term shareholders. A Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Funds consider a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund’s ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker-dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund’s trading restrictions. A majority of the Fund's shares may be held in omnibus accounts. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Portfolio Holdings

EIMC is committed to providing all Evergreen fund shareholders equal access to portfolio holdings. A complete listing of portfolio holdings for every Evergreen fund as of each calendar quarter end is made available to the public approximately 15 calendar days after the quarter end at EvergreenInvestments.com. In addition, certain Funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, which is posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. Portfolio holdings information will remain available until it is updated at the next month or quarter end. Once released to the web, there are no restrictions on providing the data to any shareholder or external party. No other dissemination of portfolio holdings will be allowed to any shareholder, potential shareholder or party external to the Evergreen funds, except (i) as required by law, (ii) to affiliated or unaffiliated service providers (including the investment advisor, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential, (iii) to other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as the Fund's legal counsel and independent registered public accounting firm), or (iv) to institutional investment consultants or mutual fund analytical firms and, in such cases, only where there are signed confidentiality agreements in place. See "Policy for Dissemination of Portfolio Holdings" in the SAI for a more detailed description of this policy.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill)

The 3 Mo. T-Bill is an unmanaged index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

California Municipal Money Market Fund

Florida Municipal Money Market Fund

Money Market Fund

Municipal Money Market Fund

New Jersey Municipal Money Market Fund

New York Municipal Money Market Fund

Pennsylvania Municipal Money Market Fund

Treasury Money Market Fund

For More Information About the Evergreen Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report,which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date.

The Statement of Additional Information (SAI),which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreenmutual funds are distributed by Evergreen Investment Services, Inc.,

•  200Berkeley Street, Boston, MA 02116-5034.

•  EvergreenInvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006.

554285 RV7 (6/06)

 •  EvergreenInvestments

•  200Berkeley Street

•  Boston, MA 02116-5034

SEC File No.: 811-08555

  EVERGREEN MONEY MARKET TRUST

PART A

CLASSES S/S1 PROSPECTUS

Prospectus, June 1, 2006

Evergreen
Money Market Funds

Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund
Class S
Class S1

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How to Buy and Redeem Shares
How to Buy and Redeem Shares
Other Services
The Tax Consequences of Investing in the Funds; Distributions
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Money Market Funds

typicallyrely on a combination of the following strategies:

attempting to maintain $1.00 per share net asset value;

investing in high quality, short-term money market instruments, including U.S. government securities;

investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

maybe appropriate for investors who:

are seeking a conservative investment which invests in relatively safe securities;

are seeking a fund for short-term investment; and

areseeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

not guaranteed to achieve its investment goal;

not a deposit with a bank;

not insured, endorsed or guaranteed by the FDIC or any government agency; and

subjectto investment risks.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

The value of a debt security is directly affected by the issuer's ability (and the market's perception of the issuer's ability) to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of a Fund's investments deteriorates or is perceived to deteriorate, the value of those investments could decline and the value of the Fund's shares could decline. A Fund may also be subject to credit risk to the extent it engages in financial transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. These transactions are subject to the risks that a third party may be unwilling or unable to honor its financial obligations to the Fund.

Concentration Risk

An investment in a fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. A Fund may be vulnerable to any development in its named state’s economy that may weaken or jeopardize the ability of the state’s municipal security issuers to pay interest or principal on their debt obligations.

Non-Diversification Risk

An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of a Fund’s portfolio than in a fund which invests in numerous issuers.

California Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income Exempt from Federal and California State Income Taxes

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  MunicipalMoney Market Securities

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from regular federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of California or its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under California personal income tax. Corporations subject to California corporation franchise and income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each calendar year since its inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%)

2002	2003	2004	2005
0.68	0.21	0.24	1.45

Best Quarter:	4th Quarter 2005	+ 0.48%
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.50%.

The next table lists the Fund’s average annual total return for Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/24/2001
Class S	9/24/2001	1.45%	N/A	N/A	0.66%
3-Mo. T-Bill [1]		3.07%	N/A	N/A	1.87%

1.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.45%
12b-1 Fees	0.60%
Other Expenses	0.19%
Total Annual Fund Operating Expenses [2]	1.24%

2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including any current voluntary fund and/or class level expense reimbursements, Total Annual Fund Operating Expenses were 1.16% for Class S.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 126
3 years	$ 393
5 years	$ 681
10 years	$ 1,500

Florida Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income Exempt from Federal and Florida State Taxes

•  Preservationof Capital

•  Liquidity

•  Stabilityof Principal

Principal Investment:

•  MunicipalMoney Market Securities

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of Florida or its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), which are exempt from the Florida intangible personal property tax and the interest from which is exempt from federal income tax other than the alternative minimum tax, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Corporations subject to Florida corporation income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each calendar year since 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1999	2000	2001	2002	2003	2004	2005
2.66	3.33	1.90	0.61	0.21	0.27	1.47

Best Quarter:	2nd Quarter 2000	+ 0.90%[1]
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.51%.

The next table lists the Fund’s average annual total return for Class S shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/26/1998
Class S	6/30/2000	1.47%	0.89%	N/A	1.52%
3-Mo. T-Bill [2]		3.07%	2.34%	N/A	3.26%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.40%
12b-1 Fees	0.60%
Other Expenses	0.13%
Total Annual Fund Operating Expenses [3]	1.13%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.11% for Class S.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 115
3 years	$ 359
5 years	$ 622
10 years	$ 1,375

Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income

•  Preservationof Capital

•  Liquidity

Principal Investments:

•  MoneyMarket Instruments

•  Short-term Corporate Debt Securities

Class of Shares Offered in this Prospectus:

•  ClassS1

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

Interest Rate Risk

Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with investing in obligations of supranational entities, such as the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these entities are not governmental entities with taxing authority, and may be supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests typically include debt obligations issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not securities issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. FNMA and FHLMC, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S1 shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S1 Shares (%) 1

1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
5.22	5.31	5.26	4.93	6.11	3.70	1.24	0.25	0.41	2.15

Best Quarter:	4th Quarter 2000	+ 1.57%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.84%.

The next table lists the Fund’s average annual total return for Class S1 shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/2/1987
Class S1	6/26/2001	2.15%	1.54%	3.44%	4.60%
3-Mo. T-Bill [2]		3.07%	2.34%	3.85%	4.82%

1.  Historical performance shown for Class S1 prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S1 have not been adjusted to reflect the effect of the class' 12b-1 fees. These fees are 0.60% for Class S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S1 would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S1
Management Fees	0.40%
12b-1 Fees	0.60%
Other Expenses	0.22%
Total Annual Fund Operating Expenses [3]	1.22%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including voluntary fee waivers, fund level expense reimbursements, and/or class level expense reimbursements, Total Annual Fund Operating Expenses were 1.12% for Class S1. The advisor has ceased voluntary class level expense reimbursements. Without such reimbursements, Total Annual Fund Operating Expenses would have been 1.19% for Class S1.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S1
1 year	$ 124
3 years	$ 387
5 years	$ 670
10 years	$ 1,477

Municipal Money Market Fund

FUND FACTS:

Goals:

•  CurrentIncome Exempt from Regular Federal Income Tax

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  MunicipalMoney Market Securities

Class of Shares Offered in this Prospectus:

•  ClassS1

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

Interest Rate Risk

Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S1 shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S1 Shares (%) 1

1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
3.39	3.49	3.40	3.18	4.01	2.36	0.74	0.25	0.32	1.46

Best Quarter:	4th Quarter 2000	+ 1.05%[1]
Worst Quarter:	1st Quarter 2004	+ 0.02%
Year-to-date total return as of 3/31/2006 is +0.51%.

The next table lists the Fund’s average annual total return for Class S1 shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/2/1988
Class S1	6/26/2001	1.46%	1.02%	2.25%	3.10%
3-Mo. T-Bill [2]		3.07%	2.34%	3.85%	4.70%

1.  Historical performance shown for Class S1 prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S1 have not been adjusted to reflect the effect of the class' 12b-1 fees. These fees are 0.60% for Class S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S1 would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S1
Management Fees	0.41%
12b-1 Fees	0.60%
Other Expenses	0.15%
Total Annual Fund Operating Expenses [3]	1.16%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.12% for Class S1.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S1
1 year	$ 118
3 years	$ 368
5 years	$ 638
10 years	$ 1,409

New Jersey Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income Exempt from Federal and New Jersey State Income Taxes

•  Preservationof Capital

•  Liquidity

•  Stabilityof Principal

Principal Investment:

•  MunicipalMoney Market Securities

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New Jersey, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and the interest and gains from which are exempt from the New Jersey personal income tax, and which are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Corporations subject to New Jersey corporation business tax and corporation income tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each calendar year since 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1999	2000	2001	2002	2003	2004	2005
2.54	3.31	1.97	0.62	0.25	0.29	1.43

Best Quarter:	2nd Quarter 2000	+ 0.90%[1]
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.51%.

The next table lists the Fund’s average annual total return for Class S shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/26/1998
Class S	6/30/2000	1.43%	0.91%	N/A	1.51%
3-Mo. T-Bill [2]		3.07%	2.34%	N/A	3.26%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.41%
12b-1 Fees	0.60%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.18%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 120
3 years	$ 375
5 years	$ 649
10 years	$ 1,432

New York Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighRate of Current Income Exempt from Federal and New York State and New York City Income Taxes

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  MunicipalMoney Market Securities

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks as high a rate of current income exempt from regular federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the State of New York, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each calendar year since its inception on 9/24/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%)

2002	2003	2004	2005
0.52	0.20	0.24	1.43

Best Quarter:	4th Quarter 2005	+ 0.48%
Worst Quarter:	1st Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.49%.

The next table lists the Fund’s average annual total return for Class S shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 9/24/2001
Class S	9/24/2001	1.43%	N/A	N/A	0.61%
3-Mo. T-Bill [1]		3.07%	N/A	N/A	1.87%

1.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.40%
12b-1 Fees	0.60%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 119
3 years	$ 372
5 years	$ 644
10 years	$ 1,420

Pennsylvania Municipal Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income Exempt from Federal and Pennsylvania State Income Taxes

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  MunicipalMoney Market Securities

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in municipal money market securities issued by the Commonwealth of Pennsylvania, or any of its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. Municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7 under the Investment Company Act of 1940, as amended. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

Interest Rate Risk

Credit Risk

Concentration Risk

Non-Diversification Risk

Distributions of capital gains and other taxable income will be subject to tax under Pennsylvania personal income and corporate net income tax. The municipal securities held by the Fund may fail to meet certain legal requirements which allow it to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
3.07	3.22	3.09	2.96	3.53	1.98	0.70	0.24	0.35	1.51

Best Quarter:	2nd Quarter 2000	+ 0.99%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.02%
Year-to-date total return as of 3/31/2006 is +0.53%.

The next table lists the Fund’s average annual total return for the Class S shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 8/15/1991
Class S	6/30/2000	1.51%	0.96%	2.06%	2.32%
3-Mo. T-Bill [2]		3.07%	2.34%	3.85%	4.05%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.36%
12b-1 Fees	0.60%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.13%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 115
3 years	$ 359
5 years	$ 622
10 years	$ 1,375

Treasury Money Market Fund

FUND FACTS:

Goals:

•  Stabilityof Principal

•  CurrentIncome

•  Liquidity

Principal Investments:

•  Short-term U.S. Treasury Obligations

•  RepurchaseAgreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:

•  ClassS

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements backed by the Government National Mortgage Association ("GNMA"). Securities issued by GNMA are backed by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

Interest Rate Risk

Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S Shares (%) 1

1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
4.78	4.91	4.83	4.33	5.43	3.04	0.91	0.13	0.35	2.11

Best Quarter:	4th Quarter 2000	+ 1.39%
Worst Quarter:	2nd Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.81%.

The next table lists the Fund’s average annual total return for the Class S shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/6/1991
Class S	6/30/2000	2.11%	1.30%	3.06%	3.39%
3-Mo. T-Bill [2]		3.07%	2.34%	3.85%	4.11%

1.  Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered. Class A is not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 12b-1 fee. These fees are 0.60% for Class S and 0.30% for Class A. If these fees had been reflected, returns for Class S would have been lower.

2.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S
Management Fees	0.31%
12b-1 Fees	0.60%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.02%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S
1 year	$ 104
3 years	$ 325
5 years	$ 563
10 years	$ 1,248

U.S. Government Money Market Fund

FUND FACTS:

Goals:

•  HighCurrent Income

•  Preservationof Capital

•  Liquidity

Principal Investment:

•  Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:

•  ClassS1

Investment Advisor:

•  Evergreen
Investment
Management
Company, LLC

Distribution Payment Schedule:

•  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high-quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

Under current market conditions, the Fund expects to invest a substantial portion of its assets in debt obligations issued by U.S. government agencies.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 1 under the headings:

Interest Rate Risk

Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with investing in obligations of supranational entities, such as the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these entities are not governmental entities with taxing authority, and may be supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests typically include debt obligations issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Banks (FHLB). Securities issued by Government National Mortgage Association (GNMA), but not securities issued by FNMA or FHLMC or FHLB, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC or FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class S1 shares of the Fund in each calendar year since its inception on 6/26/2001. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class S1 Shares (%)

2002	2003	2004	2005
1.05	0.19	0.35	2.12

Best Quarter:	4th Quarter 2005	+ 0.76%
Worst Quarter:	2nd Quarter 2004	+ 0.01%
Year-to-date total return as of 3/31/2006 is +0.86%.

The next table lists the Fund’s average annual total return for the Class S1 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with that of the Merrill Lynch 3-Month U.S. Treasury Bill Index (3-Mo. T-Bill).

Average Annual Total Return
(for the period ended 12/31/2005)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 6/26/2001
Class S1	6/26/2001	2.12%	N/A	N/A	1.07%
3-Mo. T-Bill [1]		3.07%	N/A	N/A	2.00%

1.  Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current yield information call 1.800.343.2898.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 1/31/2006.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class S1
Management Fees	0.37%
12b-1 Fees	0.60%
Other Expenses	0.31%
Total Annual Fund Operating Expenses [2]	1.28%

2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.04% for Class S1.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class S1
1 year	$ 130
3 years	$ 406
5 years	$ 702
10 years	$ 1,545

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $103.9 billion in assets for the Evergreen funds as of 12/31/2005. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $521 billion in consolidated assets as of 12/31/2005. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 1/31/2006, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
California Municipal Money Market Fund	0.45%
Florida Municipal Money Market Fund	0.38%
Money Market Fund	0.40%
Municipal Money Market Fund	0.37%
New Jersey Municipal Money Market Fund	0.41%
New York Municipal Money Market Fund	0.39%
Pennsylvania Municipal Money Market Fund	0.36%
Treasury Money Market Fund	0.31%
U.S. Government Money Market Fund	0.30%

For a discussion regarding the considerations of the Funds' Board of Trustees for approving each Fund's advisory arrangements, please see each Fund's Annual Report for the fiscal year ended January 31, 2006.

Legal Proceedings

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (EIS) and Evergreen Service Company, LLC (ESC) (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (SEC) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that known as Evergreen Small Company Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (NASD) has notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately.

The price per share received by a Fund for a purchase of shares or the amount paid by a Fund for a redemption of shares is based on the next price calculated after the order is received and all required information is provided. The Funds seek to maintain a constant NAV of $1.00 per share.

Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon Eastern time for California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

Most importantly, read the prospectus to see if the Fund is suitable for you.

Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.

Request any additional information you want about a fund, such as the SAI, Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Funds offer up to six different share classes, each with its own fee and expense structure. Only Class S shares of California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and Treasury Money Market Fund and Class S1 shares of Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund are offered in this prospectus.

Class S and Class S1

Each Fund offers either Class S or Class S1 shares at NAV without a front-end sales charge or deferred sales charge. However, both Class S and Class S1 shares are subject to 12b-1 fees. Class S and Class S1 shares are typically purchased in connection with “sweep programs" made available by broker-dealers or other financial intermediaries. Such broker-dealers or financial intermediaries may impose account fees or other charges and certain broker-dealers and other financial institutions may impose a fee in connection with purchases of Class S and Class S1 shares of the Funds. A portion of Class S1 shares' 12b-1 fees may be voluntarily waived.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees (if any) or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these financial services firms may include the Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements or contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements.

HOW TO BUY AND REDEEM SHARES

Class S and Class S1 shares are sold through certain broker-dealers and financial institutions which have selling agreements with EIS. Class S and Class S1 shares are typically purchased in connection with "sweep programs" made available by broker-dealers or other financial intermediaries. Such broker-dealers or financial intermediaries may impose account fees or other charges and certain broker-dealers and other other financial institutions may impose a fee in connection with purchases of Class S and Class S1 shaes of the Funds. You can also redeem your Class S and Class S1 shares of the Funds at NAV through certain broker-dealers and financial institutions which have selling agreements with EIS on any day the New York Stock Exchange is open pursuant to the Funds' procedures. Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends, capital gains and other distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your account statement.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS; DISTRIBUTIONS

You will be taxed on fund distributions which may consist of dividends and capital gains. However, the sale of money market fund shares typically is not a tax reportable event and the net asset value of the shares generally would not change.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

Dividends.To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests. Such dividends will be taxed at your maximum marginal ordinary rate on ordinary income.

Capital Gains.When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are treated as ordinary income just like dividends when distributed by a Fund. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a maximum rate no higher than 15%. It is not anticipated that any significant capital gains will be realized by the Funds.

Alternative Minimum Tax. An investment in California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may result in liability for federal alternative minimum tax (AMT), both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal AMT purposes.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Gains You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Your broker-dealer or financial institution provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

OVERVIEW OF FEES AND EXPENSES

As summarized earlier in this prospectus, investors in the Evergreen funds may pay two types of fees: (i) transaction fees paid directly by the investor, including sales charges (loads) and redemption fees and (ii) on-going fees that are deducted from the assets of the Fund, including management fees, distribution (Rule 12b-1) fees, transfer agency and shareholder service fees, and legal, audit, custody and other miscellaneous fees. These fees are described more fully below. Both types of fees reduce the overall return earned by an investor.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by each Fund to the investment advisor for investment advisory services. These services include day-to-day management of the Fund’s portfolio of investments.

Distribution and/or Service (Rule 12b-1) Fees

Distribution fees -- also known as Rule 12b-1 fees, referring to the SEC rule that authorizes the imposition of the fees -- are paid by a fund to support the marketing and sale of the Fund’s shares. The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the average daily net assets of Class S shares and up to 0.60% of the average daily net assets of Class S1 shares. However, currently the 12b-1 fees for Class S shares are limited to 0.60% of the average daily net assets of the class. In addition, all or a portion of the 12b-1 fees for Class S1 shares may be voluntarily waived from time to time. These fees increase the cost of your investment. The Funds may use 12b-1 fees to compensate the Funds' distributor for services it provides and the expenses it incurs in the promotion and distribution of shares of the Funds, including payments to broker-dealers and financial intermediaries for distribution and shareholder services.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds included in this prospectus - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent registered public accounting firm. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI.

California Municipal Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0

Distributions to shareholders from
Net investment income	- 0.02	0 [2]	0 [2]	- 0.01	0 [2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.56%	0.30%	0.19%	0.68%	0.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 191,144	$ 172,467	$ 25,427	$ 41,997	$ 41,972
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.16%	1.15%	1.11%	1.19%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.25%	1.23%	1.26%	1.26%	1.39%[3]
Net investment income (loss)	1.54%	0.53%	0.20%	0.65%	0.83%[3]

1.  For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2.  Amount represents less than $0.005 per share.

3.  Annualized

Florida Municipal Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.02

Distributions to shareholders from
Net investment income	- 0.02	0 [1]	0 [1]	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.58%	0.32%	0.20%	0.59%	1.73%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 460,726	$ 442,868	$ 259,620	$ 242,800	$ 206,592
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%	1.11%	1.12%	1.17%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	1.13%	1.14%	1.14%	1.17%	1.15%
Net investment income (loss)	1.52%	0.37%	0.20%	0.52%	1.58%

1.  Amount represents less than $0.005 per share.

Money Market Fund

Year Ended January 31,
CLASS S1	2006	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0.01	0	0.01	0.01

Distributions to shareholders from
Net investment income (loss)	- 0.02	- 0.01	0 [2]	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.32%	0.52%	0.20%	1.18%	1.38%
Ratios and supplemental data
Net assets, end of period (millions)	$ 2,133	$ 2,294	$ 1,057	$ 1,767	$ 1,300
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%	1.09%	1.05%	0.85%	0.86%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.21%	1.27%	1.29%	1.21%	1.21%[3]
Net investment income (loss)	2.30%	0.75%	0.21%	1.16%	1.72%[3]

1.  For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2.  Amount represents less than $0.005 per share.

3.  Annualized

Municipal Money Market Fund

Year Ended January 31,
CLASS S1	2006	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.02	0 [2]	0 [2]	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.57%	0.37%	0.22%	0.72%	0.77%
Ratios and supplemental data
Net assets, end of period (millions)	$ 1,089	$ 1,344	$ 274	$ 369	$ 257
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.12%	1.10%	1.12%	1.09%	1.10%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.14%	1.15%	1.16%	1.20%[3]
Net investment income (loss)	1.53%	0.57%	0.22%	0.67%	0.96%[3]

1.  For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2.  Amount represents less than $0.005 per share.

3.  Annualized

New Jersey Municipal Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.02
Distributions to shareholders from
Net investment income	- 0.02	0 [1]	0 [1]	- 0.01	- 0.02
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.54%	0.35%	0.24%	0.60%	1.81%
Ratios and supplemental data
Net assets, end of period (millions)	$ 162	$ 171	$ 66	$ 108	$ 136
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.16%	1.16%	1.16%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	1.18%	1.17%	1.18%	1.16%	1.15%
Net investment income (loss)	1.51%	0.48%	0.19%	0.51%	1.71%

1.  Amount represents less than $0.005 per share.

New York Municipal Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0

Distributions to shareholders from
Net investment income	- 0.02	0 [2]	0 [2]	- 0.01	0 [2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.54%	0.30%	0.19%	0.52%	0.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 245,347	$ 289,872	$ 25,407	$ 35,817	$ 24,092
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.16%	1.11%	1.18%	1.18%	1.18%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.17%	1.15%	1.23%	1.23%	1.29%[3]
Net investment income (loss)	1.46%	0.54%	0.13%	0.49%	0.54%[3]

1.  For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2.  Amount represents less than $0.005 per share.

3.  Annualized

Pennsylvania Municipal Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.02

Distributions to shareholders from
Net investment income	- 0.02	0 [1]	0 [1]	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	1.62%	0.41%	0.23%	0.69%	1.82%
Ratios and supplemental data
Net assets, end of period (millions)	$ 109	$ 62	$ 71	$ 137	$ 155
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.13%	1.11%	1.11%	1.07%	1.08%
Expenses excluding waivers/reimbursements and expense reductions	1.13%	1.14%	1.12%	1.07%	1.08%
Net investment income (loss)	1.63%	0.41%	0.23%	0.62%	1.79%

1.  Amount represents less than $0.005 per share.

Treasury Money Market Fund

Year Ended January 31,
CLASS S	2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.03

Distributions to shareholders from
Net investment income	- 0.02	0 [1]	0 [1]	- 0.01	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.28%	0.44%	0.11%	0.84%	2.70%
Ratios and supplemental data
Net assets, end of period (millions)	$ 922	$ 761	$ 856	$ 1,484	$ 1,826
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%	1.01%	1.02%	1.03%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	1.02%	1.02%	1.05%	1.03%	1.00%
Net investment income (loss)	2.26%	0.43%	0.12%	0.85%	2.71%

1.  Amount represents less than $ 0.005 per share.

U.S. Government Money Market Fund

Year Ended January 31,
CLASS S1	2006	2005	2004	2003	2002 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.02	0 [2]	0 [2]	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.30%	0.45%	0.15%	0.99%	1.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 372,904	$ 351,433	$ 266,596	$ 431,731	$ 390,392
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.03%	1.10%	1.04%	0.90%	0.90%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.27%	1.32%	1.35%	1.34%	1.37%[3]
Net investment income (loss)	2.34%	0.61%	0.16%	0.97%	1.56%[3]

1.  For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2.  Amount represents less than $0.005 per share.

3.  Annualized

OTHER FUND PRACTICES

Taxable securities in which California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading in a Fund’s shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of a Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise have a negative impact on the value of the Fund’s shares. Investors may invest in the Funds for short-term purposes and purchase and sell shares of the Funds more frequently than they might shares of another type of mutual fund. EIMC expects to manage each Fund's portfolio in light of anticipated frequent purchase and sale activity in order to limit any adverse effect on the Funds.

To limit the negative effects of short-term trading on the Funds, the Evergreen funds have adopted certain restrictions on trading by investors. Investors are limited to three "round-trip" exchanges per calendar quarter and five "round-trip" exchanges per calendar year. A "round-trip" exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. If a Fund discovers that an investor has exceeded these "round-trip" exchange limitations, the Fund will reject the purchase or exchange or terminate the investor's investment or exchange privileges. In addition, a Fund reserves the right to reject any purchase or exchange, and to terminate an investor's investment or exchange privileges, if the Fund determines in its sole discretion that trading activity by the investor may be materially detrimental to the interests of long-term shareholders. A Fund may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Funds consider a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Fund’s ability to detect and prevent trading that would violate these restrictions. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have access to such information for investors who trade through financial intermediaries such as broker-dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. In the case of omnibus accounts, the Fund does not have access to information regarding trading activity by individual investors, and therefore is unable to monitor for excessive short-term trading or violations of the Fund’s trading restrictions. A majority of the Fund's shares may be held in omnibus accounts. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Portfolio Holdings

EIMC is committed to providing all Evergreen fund shareholders equal access to portfolio holdings. A complete listing of portfolio holdings for every Evergreen fund as of each calendar quarter end is made available to the public approximately 15 calendar days after the quarter end at EvergreenInvestments.com. In addition, certain Funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, which is posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. Portfolio holdings information will remain available until it is updated at the next month or quarter end. Once released to the web, there are no restrictions on providing the data to any shareholder or external party. No other dissemination of portfolio holdings will be allowed to any shareholder, potential shareholder or party external to the Evergreen funds, except (i) as required by law, (ii) to affiliated or unaffiliated service providers (including the investment advisor, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential, (iii) to other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as the Fund's legal counsel and independent registered public accounting firm), or (iv) to institutional investment consultants or mutual fund analytical firms and, in such cases, only where there are signed confidentiality agreements in place. See "Policy for Dissemination of Portfolio Holdings" in the SAI for a more detailed description of this policy.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill)

The 3 Mo. T-Bill is an unmanaged index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

California Municipal Money Market Fund

Florida Municipal Money Market Fund

Money Market Fund

Municipal Money Market Fund

New Jersey Municipal Money Market Fund

New York Municipal Money Market Fund

Pennsylvania Municipal Money Market Fund

Treasury Money Market Fund

U.S. Government Money Market Fund

For More Information About the Evergreen Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report,which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date.

The Statement of Additional Information (SAI),which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

•  Evergreenmutual funds are distributed by Evergreen Investment Services, Inc.,

•  200Berkeley Street, Boston, MA 02116-5034.

•  EvergreenInvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006.

558704 RV6 (6/06)

 •  EvergreenInvestments

•  200Berkeley Street

•  Boston, MA 02116-5034

SEC File No.: 811-08555

EVERGREEN MONEY MARKET TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

EVERGREEN MONEY MARKET TRUST

200 Berkeley Street

Boston, Massachusetts 02116

1.800.343.2898

STATEMENT OF ADDITIONAL INFORMATION

June 1, 2006

Evergreen California Municipal Money Market Fund (“California Municipal Money Market Fund”)

Evergreen Florida Municipal Money Market Fund (“Florida Municipal Money Market Fund”)

Evergreen Money Market Fund (“Money Market Fund”)

Evergreen Municipal Money Market Fund (“Municipal Money Market Fund”)

Evergreen New Jersey Municipal Money Market Fund (“New Jersey Municipal Money Market Fund”)

Evergreen New York Municipal Money Market Fund (“New York Municipal Money Market Fund”)

Evergreen Pennsylvania Municipal Money Market Fund (“Pennsylvania Municipal Money Market Fund”)

Evergreen Treasury Money Market Fund (“Treasury Money Market Fund”)

Evergreen U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

(Each a “Fund”; together, the “Funds”)

Each Fund is a series of an open-end management investment company known as

Evergreen Money Market Trust (the “Trust”)

This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above.  It is not a prospectus but should be read in conjunction with the prospectus(es) for the Fund in which you are making or contemplating an investment. The Funds are offered through three prospectuses: one prospectus dated June 1, 2006, as amended from time to time, offering Class A shares of each Fund, Class I shares of each Fund except U.S. Government Money Market Fund, and Class B and Class C shares of Money Market Fund only; one prospectus offering Class S shares of California Municipal Money Market Fund, Florida Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and Treasury Money Market Fund;  and one prospectus offering Class S1 shares of Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund and Class S shares of California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and Treasury Money Market Fund. You may obtain a prospectus without charge by calling 1.800.343.2898 or downloading it off our Web site at EvergreenInvestments.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectuses. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

Certain information may be incorporated into this document by reference to each Fund’s Annual Report dated January 31, 2006. You may obtain a copy of the Annual Report without charge by calling 1.800.343.2898 or downloading it off our Web site at EvergreenInvestments.com.

PART 1

TRUST HISTORY............................................................................................................................. 1-2

INVESTMENT POLICIES.................................................................................................................. 1-2

OTHER SECURITIES AND PRACTICES............................................................................................. 1-4

PRINCIPAL HOLDERS OF FUND SHARES........................................................................................ 1-5

EXPENSES..................................................................................................................................... 1-9

SERVICE PROVIDERS................................................................................................................... 1-13

FINANCIAL STATEMENTS.............................................................................................................. 1-15

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES.................................   2-1

PURCHASE AND REDEMPTION OF SHARES................................................................................ 2-19

PRICING OF SHARES................................................................................................................... 2-21

PRINCIPAL UNDERWRITER........................................................................................................... 2-22

DISTRIBUTION EXPENSES UNDER RULE 12b-1.............................................................................. 2-23

TAX INFORMATION........................................................................................................................ 2-29

BROKERAGE................................................................................................................................ 2-31

ORGANIZATION............................................................................................................................. 2-32

INVESTMENT ADVISORY AGREEMENT......................................................................................... 2-33

MANAGEMENT OF THE TRUST...................................................................................................... 2-34

POLICY FOR DISSEMINATION OF PORTFOLIO HOLDINGS............................................................. 2-40

CORPORATE AND MUNICIPAL BOND RATINGS............................................................................. 2-41

ADDITIONAL INFORMATION........................................................................................................... 2-51

PROXY VOTING POLICY AND PROCEDURES...................................................................... Appendix A

PART 1

TRUST HISTORY

            The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. A copy of the Agreement and Declaration of Trust, as amended, is on file as an exhibit to the Trust’s Registration Statement, of which this SAI is a part.

INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

            Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the “1940 Act”).  Where necessary, an explanation beneath a fundamental policy describes the Fund’s practices with respect to that policy, as allowed by current law.  If the law governing a policy changes, the Funds’ practices may change accordingly without a shareholder vote.  Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

            1. Diversification (Money Market Fund, Municipal Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund)

            Money Market Fund, Municipal Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund may not make any investment that is inconsistent with each Fund’s classification as a diversified investment company under the 1940 Act.

            Further Explanation of Diversification Policy:

            To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to (1) a Fund’s assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (“U.S.”) government or its agencies or instrumentalities, and (3) shares of other investment companies.

            1a.  Non-Diversification (California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund)

            A non-diversified management investment company, in order to maintain its tax treatment as a registered investment company pursuant to the Internal Revenue Code of 1986, as amended, may have no more than 25% of its total assets invested in the securities (other than U.S. government securities or the shares of other regulated investment companies) of any one issuer and must invest 50% of its total assets under the 5% of its assets and 10% of outstanding voting securities test applicable to diversified funds.

            2. Concentration

            Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities or, in the case of Money Market Fund, domestic bank money instruments).

            Further Explanation of Concentration Policy:

            Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

            3. Issuing Senior Securities

            Except as permitted under the 1940 Act, each Fund may not issue senior securities.

            4. Borrowing

            Each Fund may not borrow money, except to the extent permitted by applicable law.

            Further Explanation of Borrowing Policy:

            Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value.  Each Fund may also borrow up to an additional 5% of its total assets from banks or others.  A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.  A Fund may purchase additional securities so long as outstanding borrowings do not exceed 5% of its total assets.  Each Fund may obtain such short‑term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

            5. Underwriting

            Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

            6. Real Estate

            Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

            7. Commodities

            Each Fund may not purchase or sell commodities or contracts on commodities except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law, and without registering as a commodity pool operator under the Commodity Exchange Act.

            8. Lending

            Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities and cash in accordance with applicable law.  The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

            Further Explanation of Lending Policy:

            To generate income and offset expenses, a Fund may lend portfolio securities to broker‑dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value.  While securities are on loan, the borrower will pay the Fund any income accruing on the security.  The Fund may invest any cash collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high‑grade, short‑term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

            When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities.  The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest.  The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay fees in connection with such loans.

Subject to receiving shareholder approval, the Funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Equity Trust and Evergreen Fixed Income Trust will be able to lend cash to other Evergreen funds, including the Funds of the Trust in accordance with Evergreen’s Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen’s Interfund Lending Program was implemented after July 23, 2002.

            9. Investments in Federally Tax-Exempt Securities

Each Fund (other than Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund) will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the SEC or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.

OTHER SECURITIES AND PRACTICES

            For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under “Additional Information on Securities and Investment Practices.” Information provided in the sections listed below expands upon and supplements information provided in the Funds’ prospectuses. The list below applies to all Funds unless otherwise noted.

Money Market Instruments

U.S. Government Agency Securities

When-Issued, Delayed-Delivery and Forward Commitment Transactions

Repurchase Agreements

Reverse Repurchase Agreements

Securities Lending

Options and Futures Strategies

Foreign Securities (applicable to Money Market Fund only)

Premium Securities

Illiquid and Restricted Securities

Investment in Other Investment Companies

Municipal Securities (not applicable to Treasury Money Market Fund and U.S. Government Money Market Fund)

U.S. Virgin Islands, Guam and Puerto Rico (not applicable to Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund)

Tender Option Bonds (not applicable to Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund)

Master Demand Notes

Obligations of Foreign Branches of United States Banks (applicable to Money Market Fund only)

Obligations of United States Branches of Foreign Banks (applicable to Money Market Fund only)

Zero Coupon "Stripped" Bonds

Variable and Floating Rate Instruments (not applicable to Treasury Money Market Fund)

Stand-by Commitments

            Notwithstanding the above, each Fund may invest up to 5% of its assets in each of the securities or practices discussed in Part 2 of this SAI under “Additional Information on Securities and Investment Practices.”

PRINCIPAL HOLDERS OF FUND SHARES

            As of April 30, 2006, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

            Set forth below is information with respect to each person who, to each Fund’s knowledge, owned  of record 5% or more of the outstanding shares of any class of a Fund as of April 30, 2006.

California Municipal Money Market Fund Class A
First Clearing LLC C/F Attn: Money Market Department 10700 N Park Dr. Glenn Allen, VA 23060-9243	99.82%
California Municipal Money Market Fund Class I
Evergreen California Municipal Evergreen California Municipal Fund 200 Berkeley St. Boston, MA 02116-5022	72.14%
HananKupferman HagitKupfermen JT TEN 22054 E Birdseye Dr. Diamond Bar, CA 91765-3901	12.20%
Wachovia Bank Trust Accounts 401 S Tryon St., 3rd floor Charlotte, NC 28202-1934	8.73%
California Municipal Money Market Fund Class S
First Clearing Corp PCG-CAP Sweep Accounts 401 S Tryon St. NC1164 Charlotte, NC 28202-1934	100%
Florida Municipal Money Market Fund Class A
First Union Brokerage Services Money Market Omnibus Account CP13 – NC1167 301 South College Street Charlotte, NC 28202-6000	48.92%
Wachovia Bank Trust Accounts CMG-1151 401 S Tryon St, 3rd floor Charlotte, NC 28202-1934	35.69%
Florida Municipal Money Market Fund Class I
Susan J Schneider 1089 S Ocean Blvd Palm Beach, FL 33480-4932	74.66%
Wachovia Bank Trust Accounts CMG-1151 401 S Tryon St, 3rd floor Charlotte, NC 28202-1934	15.76%
Florida Municipal Money Market Fund Class S
First Clearing Corp PCG-CAP Sweep Accounts 401 S Tryon St. NC1164 Charlotte, NC 28202-1934	100%
Money Market Fund Class A
First Union Brokerage Services Money Market Omnibus Account CP13 – NC1167 301 South College Street Charlotte, NC 28202-6000	62.31%
BISYS Fund Services Inc. FBO First Union Sweep Customers 3435 Stelzer Road Columbus, OH 43219-6004	16.50%
First Union National Bank IRA Department 401 S Tryon St. Charlotte, NC 28202-1934	13.53%
Money Market Fund Class B
None
Money Market Fund Class C
Citigroup Global Markets Inc House Account 333 West 34th St New York, NY 10001-2402	6.74%
Money Market Fund Class I
Wachovia Bank Trust Acct LS – 15 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	82.95%
Byrd & Co. C/O First Union National Bank Sweep Funds Processing PA 4903 123 S Broad St. Philadelphia, PA 19109-1029	7.27%
Money Market Fund Class S
First Union Brokerage Services Money Market Omnibus Account CP13 – NC1167 301 South College Street Charlotte, NC 28202-6000	100%
Money Market Fund Class S1
First Clearing Corp PCG-CAP Sweep Accounts 401 S Tryon St. NC1164 Charlotte, NC 28202-1934	100%
Municipal Money Market Fund Class A
First Union Brokerage Services Money Market Omnibus Account CP13 – NC1167 301 South College Street Charlotte, NC 28202-6000	86.59%
BISYS Fund Services Inc. FBO First Union Sweep Customers 3435 Stelzer Road Columbus, OH 43219-6004	5.90%
Municipal Money Market Fund Class I
Wachovia Bank Trust Accounts 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	58.11%
Municipal Money Market Fund Class S
First Union Brokerage Services Money Market Omnibus Account CP13 – NC1167 301 South College Street Charlotte, NC 28202-6000	100%
Municipal Money Market Fund Class S1
First Clearing Corp PCG-CAP Sweep Accounts 401 S Tryon St. NC1164 Charlotte, NC 28202-1934	100%
New Jersey Municipal Money Market Fund Class A
First Union Brokerage Services Money Market Omnibus Account CP13 – NC1167 301 South College Street Charlotte, NC 28202-6000	54.53%
Wachovia Bank Trust Accounts 401 S Tryon St, 3rd floor Charlotte, NC 28202-1934	23.42%
New Jersey Municipal Money Market Fund Class I
Wachovia Bank Cash Acct Trust Accounts 1525 West Wt Harris Blvd. Charlotte, NC 28288-0001	81.07%
Edmund Brenman POA Sally Brenman 119 Wild Dunes Way Jackson, NJ 08527-4057	5.64%
New Jersey Municipal Money Market Fund Class S
First Clearing Corp PCG-CAP Sweep Accounts 401 S Tryon St. NC1164 Charlotte, NC 28202-1934	100%
New York Municipal Money Market Fund Class A
First Union Brokerage Services Money Market Omnibus Account CP13 – NC1167 301 South College Street Charlotte, NC 28202-6000	93.83%
Wachovia Bank Trust Accounts 401 S Tryon St, 3rd floor Charlotte, NC 28202-1934	5.69%
New York Municipal Money Market Fund Class I
Wachovia Bank Trust Accounts 401 S Tryon St, 3rd floor Charlotte, NC 28202-1934	72.81%
Evergreen New York Municipal Trust Evergreen New York Municpal Fund 200 Berkeley St Boston, MA 02116-5022	11.38%
First Clearing Corp PCG-CAP Douglas M McKeige & Marie K 79 Greenhaven Rd Rye, NY 10580-2249	6.84%
New York Municipal Money Market Fund Class S
First Clearing Corp PCG-CAP Sweep Accounts 401 S Tryon St. NC1164 Charlotte, NC 28202-1934	100%
Pennsylvania Municipal Money Market Fund Class A
First Union Brokerage Services Money Market Omnibus Account CP13 – NC1167 301 South College Street Charlotte, NC 28202-6000	79.21%
Pennsylvania Municipal Money Market Fund Class I
Wachovia Bank Trust Accounts 1525 West Wt Harris Blvd. Charlotte, NC 28288-0001	85.56%
Pennsylvania Municipal Money Market Fund Class S
First Clearing Corp PCG-CAP Sweep Accounts 401 S Tryon St. NC1164 Charlotte, NC 28202-1934	100%
Treasury Money Market Fund Class A
Wachovia Bank Trust Accounts 11th Floor CMG-1151 301 S Tryon St, 3rd floor Charlotte, NC 28202-1934	42.90%
BISYS Fund Services Inc. FBO First Union Sweep Customers 3435 Stelzer Road Columbus, OH 43219-6004	39.41%
First Union Brokerage Services Money Market Omnibus Account CP13 – NC1167 301 South College Street Charlotte, NC 28202-6000	5.56%
Treasury Money Market Fund Class I
Wachovia Bank Trust Accounts 301 S Tryon St 11th floor CM-1151 Charlotte, NC 28202	66.64%
Byrd & Co c/o First Union National Bank Sweep Funds Processing PA 4903 123 S Broad St Philadelphia, PA 19109	30.77%
Treasury Money Market Fund Class S
First Clearing Corp PCG-CAP Sweep Accounts 401 S Tryon St. NC1164 Charlotte, NC 28202-1934	100%
U.S. Government Money Market Fund Class A
First Clearing LLC C/F Attn: Money Market Department 10700 N Park Dr. Glen Allen, VA 23060-9243	98.53%
U.S. Government Money Market Fund Class S1
First Clearing Corp PCG-CAP Sweep Accounts 401 S Tryon St. NC1164 Charlotte, NC 28202-1934	100%

EXPENSES

Advisory Fees

            Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts, 02116-5034, and Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. For more information, see “Investment Advisory Agreement” in Part 2 of this SAI.

            EIMC is entitled to receive from each Fund an annual fee based on each Fund’s average daily net assets. Such fees are computed as of the close of business day and paid monthly. Each Fund's advisory fees are as follows:

California Municipal Money Market Fund
Average Daily Net Assets	Fee
First $500 million	0.45%
Next $500 million	0.40%
Next $500 million	0.35%
Over $1.5 billion	0.30%

Florida Municipal Money Market Fund and U.S. Government Money Market Fund
Average Daily Net Assets	Fee
First $500 million	0.40%
Next $500 million	0.35%
Over $1 billion	0.30%

Money Market Fund and Municipal Money Market Fund
Average Daily Net Assets	Fee
First $1 billion	0.44%
Over $1 billion	0.39%

New Jersey Municipal Money Market Fund
Average Daily Net Assets	Fee
First 1 billion	0.41%
Next $500 million	0.35%
Over $1.5 billion	0.30%

New York Municipal Money Market Fund
Average Daily Net Assets	Fee
First 1 billion	0.40%
Next $500 million	0.35%
Over $1.5 billion	0.30%

Pennsylvania Municipal Money Market Fund
Average Daily Net Assets	Fee
First $500 million	0.36%
Next $500 million	0.32%
Next $500 million	0.28%
Over $1.5 billion	0.24%

Treasury Money Market Fund
Average Daily Net Assets	Fee
First $3 billion	0.31%
Next $2 billion	0.21%
Over $5 billion	0.15%

Advisory Fees Paid

            Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

Fund/Fiscal Year or Period Ended	Advisory Fees Paid	Advisory Fees Waived

January 31, 2006
California Municipal Money Market Fund	$928,428	$0
Florida Municipal Money Market Fund	$1,610,657	$84,992
Money Market Fund	$34,657,243	$329,448
Municipal Money Market Fund	$9,318,706	$1,006,411
New Jersey Municipal Money Market Fund	$786,741	$0
New York Municipal Money Market Fund	$1,303,279	$25,403
Pennsylvania Municipal Money Market Fund	$655,042	$0
Treasury Money Market Fund	$8,553,779	$0
U.S. Government Money Market Fund	$3,180,030	$740,313
January 31, 2005
California Municipal Money Market Fund	$735,574	$17,037
Florida Municipal Money Market Fund	$1,233,553	$54,074
Money Market Fund	$38,489,664	$430,986
Municipal Money Market Fund	$9,066,459	$925,406
New Jersey Municipal Money Market Fund	$580,959	$9,998
New York Municipal Money Market Fund	$865,390	$64,053
Pennsylvania Municipal Money Market Fund	$548,377	$0
Treasury Money Market Fund	$8,702,253	$0
U.S. Government Money Market Fund	$4,547,743	$717,834
January 31, 2004
California Municipal Money Market Fund	$829,190	$18,890
Florida Municipal Money Market Fund	$1,060,773	$0
Money Market Fund	$74,704,349	$0
Municipal Money Market Fund	$11,357,063	$0
New Jersey Municipal Money Market Fund	$652,562	$0
New York Municipal Money Market Fund	$568,448	$1,376
Pennsylvania Municipal Money Market Fund	$765,358	$0
Treasury Money Market Fund	$10,943,409	$0
U.S. Government Money Market Fund	$15,433,204	$0

Distribution and/or Service (12b-1) Fees

            Below are the 12b-1 fees paid by each Fund for the fiscal year ended January 31, 2006.  For more information, see “Distribution Expenses Under Rule 12b-1” in Part 2 of this SAI. Class I shares do not pay 12b-1 fees.

Fund	Class A
	Distribution Fees	Service Fees
California Municipal Money Market Fund	$20,884	$104,420
Florida Municipal Money Market Fund	$8,656	$43,280
Money Market Fund	$1,442,462	$7,212,312
Municipal Money Market Fund	$316,902	$1,584,508
New Jersey Municipal Money Market Fund	$10,105	$50,527
New York Municipal Money Market Fund	$28,659	$143,296
Pennsylvania Municipal Money Market Fund	$14,185	$70,922
Treasury Money Market Fund	$237,122	$1,185,610
U.S. Government Money Market Fund	$362,953	$1,814,765

Fund	Class B			Class C
	Distribution Fees Paid	Service Fees	Fee Reimbursement	Distribution Fees Paid	Service Fees	Fee Reimbursement
Money Market Fund	$300,523	$100,175	$0	$106,717	$35,573	$0
U.S. Government Fund	$908	$303	$0	$658	$219	$0

Fund	Class S	Class S1
	Distribution Fees Paid	Fee Reimbursement	Distribution Fees Paid	Fee Reimbursement
California Municipal Money Market Fund	$846,485	$125,667	N/A	N/A
Florida Municipal Money Market Fund	$2,283,498	$0	N/A	N/A
Money Market Fund	$14,993,214	$0	$11,158,210	$1,500,825
Municipal Money Market Fund	$2,055,148	$0	$6,670,834	$0
New Jersey Municipal Money Market Fund	$953,691	$18,175	N/A	N/A
New York Municipal Money Market Fund	$1,575,522	$0	N/A	N/A
Pennsylvania Municipal Money Market Fund	$592,563	$0	N/A	N/A
Treasury Money Market Fund	$4,784,929	$0	N/A	N/A
U.S. Government Money Market Fund	N/A	N/A	$1,988,829	$0

Trustee Compensation

            Listed below is the Trustee compensation paid by the Money Market Funds (the “Fund Group”) for the fiscal year ended January 31, 2006 and by the Evergreen fund complex(1) for the twelve months ended December 31, 2005. The Trustees do not receive pension or retirement benefits from the Evergreen funds.  For more information, see “Management of the Trust” in Part 2 of this SAI.

Trustee	Aggregate Compensation from the Fund Group for fiscal year ended 1/31/2006	Total Compensation from the Evergreen Fund Complex for the twelve months ended 12/31/2005(2)
Charles A. Austin III	$32,755	$203,500
Shirley L. Fulton	$26,591	$167,000
K. Dun Gifford	$29,747	$186,500
Leroy Keith Jr.	$26,677	$168,000
Gerald M. McDonnell	$26,765	$168,000
William Walt Pettit	$26,762	$167,000
David M. Richardson	$26,677	$168,000
Russell A. Salton, III	$30,451	$191,500
Michael S. Scofield	$46,801	$285,000
Richard J. Shima	$30,040	$186,500
Richard K. Wagoner	$26,874	$168,000

The Evergreen Fund Complex consists of ten open-end investment management companies representing 89 separate series and 4 closed-end funds.

(2)  The Trustees have a Deferred Compensation Plan which provides Trustees with the option to defer all of part of their compensation. The Trustees may elect to earn a rate of return on any deferred compensation by selecting hypothetical investments in Evergreen investment media in an amount equal to the deferred compensation. A Trustee may elect when to receive distributions of such deferred amounts, but may not receive distribution before the earlier of the first business day of January following (a) a date five years following the deferral election or (b) the year in which the Trustee ceases to be a member of the Board of Trustees. Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Evergreen funds. Also pursuant to the Trustees Deferred Compensation Plan, certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2005. The amounts listed below will be payable in later years to the respective Trustees:

            Austin               $132,275

            Fulton               $41,750

            McDonnell         $50,400

            Pettit                $50,100

                        Shima               $93,250

SERVICE PROVIDERS

Administrator

            Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia and an affiliate of EIMC, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. Pursuant to a Master Administrative Services Agreement, EIS provides the Funds with facilities, equipment and personnel and is entitled to receive from each Fund annual fees at the following rate:

Average Daily Net Assets

ofthe Evergreen

Money Market Funds

Administrative

Service Fee Rates

First $60 billion

0.060%

Next $40 billion

0.055%

Next $25 billion	0.050%
On assets over $125 billion	0.040%

Administrative Fees

            Below are the administrative fees paid by each Fund for the last three fiscal years or periods.

Fund/Fiscal Year or Period Ended	Administrative Fees Paid
January 31, 2006
California Municipal Money Market Fund	$123,790
Florida Municipal Money Market Fund	$254,976
Money Market Fund	$5,305,645
Municipal Money Market Fund	$1,511,557
New Jersey Municipal Money Market Fund	$115,133
New York Municipal Money Market Fund	$199,302
Pennsylvania Municipal Money Market Fund	$109,174
Treasury Money Market Fund	$1,655,570
U.S. Government Money Market Fund	$634,554
January 31, 2005
California Municipal Money Market Fund	$100,348
Florida Municipal Money Market Fund	$192,797
Money Market Fund	$5,911,079
Municipal Money Market Fund	$1,460,497
New Jersey Municipal Money Market Fund	$86,481
New York Municipal Money Market Fund	$139,416
Pennsylvania Municipal Money Market Fund	$91,396
Treasury Money Market Fund	$1,684,307
U.S. Government Money Market Fund	$860,593
January 31, 2004
California Municipal Money Market Fund	$112,502
Florida Municipal Money Market Fund	$154,471
Money Market Fund	$11,354,508
Municipal Money Market Fund	$1,661,699
New Jersey Municipal Money Market Fund	$94,995
New York Municipal Money Market Fund	$85,024
Pennsylvania Municipal Money Market Fund	$126,885
Treasury Money Market Fund	$2,107,477
U.S. Government Money Market Fund	$2,302,384

Distributor

            EIS is also the Funds' distributor and markets the Funds through broker‑dealers and other financial representatives.

Transfer Agent

            Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds’ transfer agent.  ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

Each Fund pays ESC annual fees as follows:

Fund Type	Annual Fee Per Open Account*	Annual Fee Per Closed Account**
Money Market Funds	$26.75	$9.00

                          *For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts.

                        **Closed accounts are maintained on the system in order to facilitate historical and tax information.

      Below are the transfer agency fees paid by each Fund to ESC for the last fiscal year.

Fund	Total Transfer Agency Fees Paid to ESC for Fiscal Year Ended January 31, 2006
California Municipal Money Market Fund	$97,404
Florida Municipal Money Market Fund	$39,732
Money Market Fund	$10,897,885
Municipal Money Market Fund	$1,033,917
New Jersey Municipal Money Market Fund	$46,048
New York Municipal Money Market Fund	$110,822
Pennsylvania Municipal Money Market Fund	$34,218
Treasury Money Market Fund	$599,020
U.S. Government Money Market Fund	$2,108,292

Independent Registered Public Accounting Firm

            KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

            State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

            Ropes & Gray LLP, One International Place, Boston, MA 02110-2624, acts as the counsel to the Funds.

            Sullivan & Worcester LLP, 1666 K Street NW, Washington, D.C. 20006, acts as counsel to the non-interested Trustees of the Trust.

FINANCIAL STATEMENTS

            The audited financial statements for the Funds for the fiscal year ended January 31, 2006, including notes thereto, and the report of the independent registered public accounting firm thereon, are hereby incorporated into this document by reference to the Trust's January 31, 2006 Annual Reports. The Trust's January 31, 2006 Annual Reports were filed electronically with the SEC on April 6, 2006 (Accession No. 0000936772-06-000066). Copies of the Annual Reports may be obtained without charge by writing  Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling toll-free at 1.800.343.2898 or by downloading them off our Web site at Evergreeninvestments.com.

Statement of Additional Information (SAI)

PART 2

ADDITIONAL INFORMATION ON SECURITIES

AND INVESTMENT PRACTICES

The prospectus describes the Fund’s investment goal and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use.  Some of the information below may not apply to the Fund or the Class in which you are interested.

Money Market Instruments

The Fund may invest up to 100% of its assets in high-quality money market instruments, such as notes, certificates of deposit, commercial paper, banker’s acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

            The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

            These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing or guaranteeing the obligations.

            Some government agencies and instrumentalities may not receive financial support from the U.S. Government.  Examples of such agencies are:

(i)   Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

(ii)   Farmers Home Administration;

(iii)  Federal Home Loan Banks;

(iv)  Federal Home Loan Mortgage Corporation;

Federal National Mortgage Association; and

Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government.  GNMA securities or "certificates" represent ownership in a pool of underlying mortgages.  The timely payment of principal and interest due on these securities is guaranteed by GNMA.

            Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments.  While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30‑year bond.

            The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool.  Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool.  In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

            Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long‑term rates because of the prepayment feature.  For instance, when interest rates decline, prepayments of the underlying mortgages are likely to increase as the holders of the underlying mortgages seek refinancing.  As a result, the value of a GNMA certificate is not as likely to rise as the value of a comparable debt security would in response to the same decline.  In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When‑Issued, Delayed‑Delivery and Forward Commitment Transactions

The Fund may purchase securities on a when‑issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis.  Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

            The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.  Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth.  In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when‑issued, delayed-delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due.  The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

            Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund.  In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale.  If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

            The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities, or banks and other recognized financial institutions,  such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.  In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

            The Fund’s custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily.  To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.  In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.  The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities.

Reverse Repurchase Agreements

            As described herein, the Fund may also enter into reverse repurchase agreements.  These transactions are similar to borrowing cash.  In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

            When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date.  The segregated account is marked to market daily and maintained until the transaction is settled.

Leverage

            The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen’s Leverage Policy.  Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.  Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a “to-be-announced” basis (commonly referred to as “TBA’s”) which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund’s total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Dollar Roll Transactions

            The Fund may enter into "dollar rolls" in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date.  In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages.  The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold.  The Fund could also be compensated through receipt of fee income.

Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund’s borrowings and other senior securities.  Investing in dollar rolls creates leverage (unless they are “covered dollar rolls,” see description below) and are included in the calculation of the Fund’s total leverage-creating transactions.   In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund’s right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund’s total leverage-creating transaction.

Securities Lending

            The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund.  These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral.  Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include fixed‑income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed‑income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

            The Fund may purchase preferred stock.  Some preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings.  Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid.

            If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation.  Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.  The rights of preferred stock on distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

            The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars.  The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.  The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay.  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

            The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor’s Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody’s) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor.  If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

            The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

            Indexed securities differ from other types of debt securities in which the Fund may invest in several respects.  First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated).  The reference instrument need not be related to the terms of the indexed security.  For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies.  An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases.  Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

            Investment in indexed securities involves certain risks.  In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments.  Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity.  Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

            To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars.  The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.  For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options.  Expenses and losses incurred as a result of such hedging strategies will reduce the Fund’s current return.

The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments.   It is impossible to predict the amount of trading interest that may exist in various types of options or futures.  Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities.  The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund’s investment objective.  Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options.  A put option would be considered “covered” if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding.  A call option is covered if the Fund owns or has the right without additional compensation to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period.  A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire.  In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund’s custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund’s obligation under the option.  The Fund may also write combinations of covered puts and covered calls on the same underlying security.

The Fund will receive a premium from writing an option, which will increase the Fund’s return in the event the option expires unexercised or is terminated at a profit.  The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security.  By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.  By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for a price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.  The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities.  The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value.  This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security’s market price.  For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.  By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

            The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase.  This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price.  For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.  By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

Futures Contracts and Options on Futures.  The Fund may enter into financial futures contracts and write options on futures contracts.    The Fund may enter into such contracts for hedging purposes or for other purposes described from time to time in the prospectus.  A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month.  A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index.  The Fund does not make payment or deliver securities upon entering into a futures contract.  An interest rate futures contract does not typically require delivery of securities or other investments, but contemplates payment based on changes on one or more interest rates (such as U.S. Treasury or Eurodollar rates).  Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

            The Fund may sell or purchase futures contracts.  When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases.  Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities.  If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines.  The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

              A put option purchased by the Fund on a futures contract would give it the right to assume a position as the seller of a futures contract.  A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract.  The purchase of an option on a futures contract requires the Fund to pay a premium.  In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract.  If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

            The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions.  The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market.  There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance  that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.  If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

            Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions.  Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments.  This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

            The Fund does not intend to use futures transactions for speculation or leverage.  The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund.  The Fund will not change these policies without supplementing the information in the prospectus or SAI.

“Margin” in Futures Transactions.  Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract.  Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted).  The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions.  Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

            A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract.  This process is known as "marking to market”.  Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing its daily net asset value the Fund will mark‑to‑market its open futures positions.  The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations.  The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain “bona fide hedging” criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts.  If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies.  The effective use of options and futures strategies depends, among other things, on the Fund’s ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so.  Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.  The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges.  In certain instances, however, the Fund may purchase and sell options in the over-the-counter market.  The staff of the Securities and Exchange Commission (SEC) considers over-the-counter options to be illiquid.  The Fund’s ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

            The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of any hedge.  The successful use of these strategies also depends on the ability of the Fund’s investment advisor to forecast correctly interest rate movements and general stock market price movements.  The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds were created in 1989, and, accordingly, do not have an extensive payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk).  In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium.  Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

            The Fund may invest in foreign securities or U.S. securities traded in foreign markets.  In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit.  The Fund may also invest in Canadian commercial paper and Europaper.  These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers.  Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.  Such investments may also entail higher custodial fees and sales commissions than domestic investments.  Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries.  Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

The Fund may be subject to risks associated with obligations of the Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development).  Because these entities are not governmental entities with taxing authority, and may be supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

            As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date).  The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract.  The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated.  Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.  The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.  Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.  The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.  The Fund may also engage in currency-hedge and currency proxy-hedge transactions.

Currency Cross-hedge

A currency cross-hedge enables the advisor to reduce exposure in one foreign currency relative to exposure in a second foreign currency. This strategy would make sense when the Fund wants to maintain its overall foreign currency exposure, but feels that some of the currencies are relatively more attractive.  An example would be where the manager feels that the British Pound is more attractive than the Euro, and cross-hedges some Euro-denominated bonds back to the Pound Sterling.  The overall foreign currency exposure stays constant, but the relative weighting of the Pound versus the Euro increases.

Currency Proxy-hedge

A currency proxy-hedge enables the advisor to hedge a foreign currency exposure back to the U.S. dollar by using a second currency that has a high correlation to the actual long position, but where the second currency hedge would be either more liquid or less costly.  An example might be where the manager owns a position denominated in Indonesian Rupiah, but where the Yen has higher liquidity and is deemed a more cost effective hedge.

Creating a Net Long Position Versus a Foreign Currency

Creating a net long position would be a situation where the manager of the Fund wishes to create exposure to a currency that exceeds the value of securities denominated in that currency that are held by the Fund.  An example might be where the manager has reduced his weighting in Japanese bonds to 10% below the benchmark due to concerns with the bonds, but wants to maintain a market weighting in the Yen.  Creating a long position in the Yen would accomplish this result.

Premium Securities

            The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates.  Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity.  Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

The Fund may invest a portion of its assets in lower rated bonds.  Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody’s, commonly known as “junk bonds,” offer high yields, but also high risk.  While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.  Investors should be aware of the following risks:

            (1)    The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged.  Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing.  Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

            (2)    The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

            (3)    The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise.  For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost.  The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher‑rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

            (4)    The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and (c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

For bond ratings descriptions, see “Corporate and Municipal Bond Ratings” below.

Sovereign Debt Obligations

The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

            The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

            The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws.  Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors.  Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above.  In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

            The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act.  Currently, with limited exception, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies.  However, the Fund may invest all of its investable assets in securities of a single open‑end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.  Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of money market funds advised by the Fund’s investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund’s total assets.

Short Sales

A short sale is the sale of a security the Fund has borrowed.  The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender.  After a short sale is completed, the value of the security sold short may rise.  If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

            The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.  The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political  subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions.  Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works.  Municipal bonds may also be issued to refinance public debt.

            Municipal bonds are mainly divided between "general obligation" and "revenue" bonds.  General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax.  They are repaid from the issuer's general revenues.  Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer.  In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

            The Fund may also invest in industrial development bonds.  Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations.  The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities.  To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax.  However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

            The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating.  Municipal bonds are rated by S&P, Moody's and Fitch.  Such ratings, however, are opinions, not absolute standards of quality.  Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield.  Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund.  Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

            The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due.  Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.  Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default.  Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses.  Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due.  In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

            From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds.  Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund.  If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.   Inorder for the interest on a municipal security to be tax exempt, the municipal security must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

U.S. Virgin Islands, Guam and Puerto Rico

The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named.  The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico.  Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates.  The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate.  An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond.  The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity.  There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax.  Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

The Fund may invest in master demand notes.  These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower.  Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount.  The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice).  Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year.  The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.  Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time.  Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund‘s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand.  These notes are not typically rated by credit rating agencies.  Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody’s or F-1 by Fitch.

Payment‑in‑kind Securities

The Fund may invest in payment‑in‑kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period.  The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow.  Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

An advantage of PIKs for the issuer ‑‑ as with zero coupon securities ‑‑ is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash‑paying securities.  However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

As a group, PIK bonds trade flat (i.e., without accrued interest).  Their price is expected to reflect an amount representing accreted interest since the last payment.  PIKs generally trade at higher yields than comparable cash‑paying securities of the same issuer.  Their premium yield is the result of the lesser desirability of non‑cash interest, the more limited audience for non‑cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds.  The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series.  Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities.  Each zero coupon bond entitles the holder to receive a single payment at maturity.  There are no periodic interest payments on a zero coupon bond.  Zero coupon bonds are offered at discounts from their face amounts.

In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations.  Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price.  The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method.  Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss.  If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage‑Backed or Asset‑Backed Securities

The Fund may invest in mortgage‑backed securities and asset‑backed securities.  Two principal types of mortgage‑backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).  CMOs are securities collateralized by mortgages, mortgage pass‑throughs, mortgage pay‑through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage‑backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties).  Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only.  Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass‑throughs to be prepaid prior to their stated maturity.  Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass‑throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICsare private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage‑backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over‑the‑counter and typically have a short‑intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.   Most issuers of asset‑backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset‑backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset‑backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset‑backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset‑backed securities may default and/or may suffer from these defects.  In evaluating the strength of particular issues of asset‑backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

TBA Mortgage Securities

TBA refers to “To Be Announced.”  These types of securities are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.

Variable or Floating Rate Instruments

The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit.  Variable or floating rate instruments bear interest at a rate which varies with changes in market rates.  The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity.  A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula.  The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long‑term bond or commercial paper ratings applicable to permitted investments for the Fund.  The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

            The Fund may invest in investments related to real estate including real estate investment trusts (REITs).  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by borrower default risk and interest rate risk.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”) and to maintain exemption from the 1940 Act.  In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

The Fund may invest in limited and master limited partnerships.  A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement.  Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities.  A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates.  The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time.  The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration.  No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

The Fund may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust (“UIT”) that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index.  Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts (“SPDRs”) and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them.  The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them.  Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks.  Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

PURCHASE AND REDEMPTION OF SHARES

You may buy shares of the Fund through Evergreen Investment Services, Inc. (EIS), broker‑dealers that have entered into special agreements with EIS or certain other financial institutions.  With certain exceptions, the Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.  Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (CDSC) when you redeem the Fund's shares or no sales charges at all.  Each Evergreen fund offers different classes of shares.  Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

The Fund’s prospectus describes the sales charges applicable to purchases of Class A shares.

There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

In addition to the circumstances described in the prospectus, no front-end sales charges are imposed on Class A shares purchased by shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families (as defined in the prospectus).  As described in the prospectus, current and retired Directors, Trustees, officers and employees of the Evergreen funds and Wachovia Corporation and its affiliates, and members of each such individual’s immediate family, and employees of broker-dealer firms that have entered into dealer agreements with EIS, and members of each such individual’s immediate family, are eligible to purchase Class A shares at net asset value (NAV).  Accounts opened while the individual (or his or her immediate family member) is in a position giving rise to these privileges will continue to have the privilege of purchasing Class A shares at NAV after termination of the position; however, accounts opened after termination of the position (in the absence of any other circumstances giving rise to the privilege to purchase Class A shares at NAV) will not be eligible for purchases of Class A shares at NAV.  These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund.  Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort.  Similarly, these provisions extend the privilege of purchasing shares at NAV to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EIS.  Furthermore, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

In addition, in connection with the terms of a merger, acquisition or exchange offer made under a plan of reorganization, Class A shares may be purchased at NAV by certain investors of acquired funds who remain investors in the Evergreen funds, including former Investor class shareholders of Undiscovered Managers Funds, former shareholders of two funds managed by Grantham, Mayo, Van Otterloo & Co. (the GMO Global Balanced Allocation Fund and the GMO Pelican Fund) and former shareholders of America’s Utility Fund.

Class B Shares

The Fund’s prospectus describes the sales charges applicable to purchases of Class B shares.

Class B shares that have been outstanding for eight years will automatically convert to Class A shares without imposition of a front‑end sales charge or exchange fee.  Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares, Class I Shares (also referred to as Institutional Shares), Class R Shares, Class S Shares, Class S1 Shares, Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares and Resource Shares

The Fund’s prospectus describes, if applicable, the sales charges applicable to purchases of Class C shares, Class I shares (also referred to as Institutional shares), Class R shares, Class S shares, Class S1 shares, Administrative shares, Institutional Service shares, Investor shares, Participant shares, Reserve shares and Resource shares.

Contingent Deferred Sales Charge

The Fund charges a CDSC on certain share classes as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1” below).  Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's NAV (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund's NAV at the beginning of the period.

Exchanges

Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund which offers the same class of shares. See “By Exchange” under “How to Buy Shares” in the prospectus.  Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange.  The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time. There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

Automatic Reinvestment

As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares.  However, ESC will automatically reinvest all subsequent dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record.  When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins.  Uncashed or returned redemption checks will also be handled in the manner described above.

PRICING OF SHARES

Calculation of Net Asset Value

            The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus.  The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

            The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

            Current values for the Fund's portfolio securities are determined as follows:

                        (1)  Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

                        (4)  Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded.  If there has been no sale, the securities are valued at the mean between bid and asked prices.  Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market.  The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

                        (5)  Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value.

Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor’s opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

Investments in other mutual funds are valued at net asset value.

From Money Market Funds, as permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

PRINCIPAL UNDERWRITER

            EIS is the principal underwriter for the Trust and with respect to each class of shares of the Fund.  The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EIS with respect to each class of the Fund.

            EIS, as agent, has agreed to use its best efforts to find purchasers for the shares.  EIS may retain and employ representatives to promote distribution of the shares and may obtain orders from broker‑dealers, and others, acting as principals, for sales of shares to them.  The Underwriting Agreement provides that EIS will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

            All subscriptions and sales of shares by EIS are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By‑Laws, current prospectuses and SAI.  All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received.  Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

            EIS has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares.  EIS has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EIS or any other person for whose acts EIS is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

            The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the “Independent Trustees”), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

            The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement.  The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

            From time to time, if, in EIS's judgment, it could benefit the sales of shares, EIS may provide to selected broker‑dealers promotional materials and selling aids.

DISTRIBUTION EXPENSES UNDER RULE 12b-1

The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares (“Share Classes”), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.  These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund’s expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below. Certain Wachovia affiliates receive 12b-1 fees from the Funds.

Class I and Institutional shares of the Fund do not pay 12b-1 fees.

Under the Distribution Plans (each a “Plan,” together, the “Plans”) that the Fund has adopted for its Share Classes, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EIS pursuant to Distribution Agreements (each an “Agreement,” together, the “Agreements”) that the Fund has entered into with respect to its Share Classes, as applicable.

Class	Current Maximum 12b-1 Fees Allowed Under the Plans
A	0.75%(a)
B	1.00%
C	1.00%
S	0.75%(b)
S1	0.75%(b)
Administrative	0.75%(c)
Institutional Service	0.75%(d)
Investor	0.75%(e)
Participant	0.75%(f)
Reserve	0.75%(g)
Resource	1.00%(h)
R	1.00%(i)

Currently limited to 0.30% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

Currently limited to 0.05% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

Currently limited to 0.25% or less on Evergreen institutional money market funds or other Evergreen funds offering Institutional Service shares. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

Currently limited to 0.10% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

Currently limited to 0.65% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

Currently limited to 0.80% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

Currently limited to 0.50% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund’s investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts.  The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under “Current Maximum 12b-1 Fees Allowed Under the Plans.” The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

The Agreements provide that EIS will use the distribution fees received from the Fund for the following purposes:

(1)        to compensate broker-dealers or other persons for distributing Fund shares;

(2)        to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund’s shareholders; and

(3)        to otherwise promote the sale of Fund shares.

The Agreements also provide that EIS may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares.  EIS may assign its rights to receive compensation under the Plans to secure such financings.  Wachovia or its affiliates may finance payments made by EIS to compensate broker-dealers or other persons for distributing shares of the Fund.

In the event the Fund acquires the assets of another mutual fund, compensation paid to EIS under the Agreements may be paid by EIS to the acquired fund’s distributor or its predecessor.

Since EIS’s compensation under the Agreements is not directly tied to the expenses incurred by EIS, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EIS.  Distribution expenses incurred by EIS in one fiscal year that exceed the compensation paid to EIS for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares and are charged as class expenses, as accrued.  The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker‑dealers without the assessment of a front‑end sales charge, while at the same time permitting EIS to compensate broker‑dealers in connection with the sale of such shares.

            Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares and are charged as class expenses, as accrued.

            Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis.  Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

            The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EIS; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

            Each Plan and the Agreement will continue in effect for successive 12‑month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

            The Plans permit the payment of fees to brokers and others for distribution and shareholder‑related administrative services and to broker‑dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.  The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.  The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.

            In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EIS with respect to that class or classes, and (ii) the Fund would not be obligated to pay EIS for any amounts expended under the Agreement not previously recovered by EIS from distribution services fees in respect of shares of such class or classes through deferred sales charges.

            All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected.  Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EIS.  To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EIS.  Any Agreement will terminate automatically in the event of its assignment.  For more information about 12b-1 fees, see “Expenses” in the prospectus and “12b-1 Fees” under “Expenses” in Part 1 of this SAI. To the extent EIMC and EIS are compensated based on assets under management in the Evergreen funds, they may be considered to have an interest in the operation of the Plans.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

            EIS will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource, Institutional Service and Class R shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).

The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

The rate of service fees of an Evergreen money market fund with Class A shares will be calculated quarterly at the rate of 0.075% per quarter of the average daily net asset value of such Eligible Shares (approximately 0.30% annually) during such quarter.

The rate of service fees of Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund for Class A shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

The rate of service fees of a Fund with Participant and Class R Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

The amount of any service fee that exceeds 0.25% is considered an “asset-based sales charge” and is calculated into the appropriate maximum aggregate cap as specified in the rules of the National Association of Securities Dealers.

The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

EIS will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Class C Eligible Shares”).  Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter.  Service fees will be paid within five business days after the end of the service commission period in the respective quarter.  EIS will pay service fees only to the extent that such amounts have been paid to EIS by the Fund.

            No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

            EIS pays commissions to investment firms for sales of Class A shares at the following rates:

Equity Funds (except Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund, Evergreen Large Cap Equity Fund and Evergreen Equity Index Fund)	Your Investment	Dealer Commission as a % of Offering Price
	Up to $49,999	5.00%
	$50,000-$99,999	4.25%
	$100,000-$249,999	3.25%
	$250,000-$499,999	2.00%
	$500,000-$999,999	1.75%
	$1,000,000-$2,999,999	1.00% of the first $2,999,999, plus
	$3,000,000-$4,999,999	0.50% of the next $2,000,000, plus
	$5,000,000 or greater	0.25% of amounts equal to or over $5,000,000*

*    Evergreen Equity Index Fund pays 0.25% to investment firms for all amounts over $1,000,000.

Long-term Bond Funds (including Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund, Evergreen Large Cap Equity Fund and Evergreen Equity Index Fund)	Your Investment	Dealer Commission as a % of Offering Price
	Up to $49,999	4.25%
	$50,000-$99,999	4.25%
	$100,000-$249,999	3.25%
	$250,000-$499,999	2.00%
	$500,000-$999,999	1.75%
	$1,000,000-$2,999,999	1.00% of the first $2,999,999, plus*
	$3,000,000-$4,999,999	0.50% of the next $2,000,000, plus*
	$5,000,000 or greater	0.25% of amounts equal to or over $5,000,000*

*    Evergreen Envisions Funds and Evergreen Equity Index Fund pays 0.25% to investment firms for all amounts over $1,000,000.

Short-term Bond Funds	Your Investment	Dealer Commission as a % of Offering Price
	Up to $49,999	2.75%
	$50,000-$99,999	2.75%
	$100,000-$249,999	2.25%
	$250,000-$499,999	1.75%
	$500,000-$999,999	1.25%
	$1,000,000-$2,999,999	0.50% of the first $2,999,999, plus
	$3,000,000 or greater	0.25% of amounts equal to or over $3,000,000**

**  Evergreen Adjustable Rate Fund and Evergreen Ultra Short Opportunities Fund pay 0.25% to investment firms for all amounts over $1,000,000.

            EIS pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

EIS pays commissions to investment firms for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

EIS will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).  Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter.  Such commissions will be paid by the twentieth day of the month before the end of the respective quarter.  Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

            No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve, Resource, Class R, Class S and Class S1 shares of a Fund.

TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

            The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code.  (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.)  In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or foreign currencies, and net income from certain publicly traded partnerships; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships.  By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.  A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements with respect to each calendar year and with respect to each one-year period ending on October 31.  The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

            To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short‑term capital gains, if any).  The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income.  Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations and the current 15% rate of tax for other taxpayers who have met the relevant holding period requirements.  The Fund will inform shareholders of the amounts that so qualify.  If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations or the 15% rate of tax for other taxpayers.

From time to time, the Fund will distribute the excess of its net long‑term capital gains over its short‑term capital loss to shareholders (i.e., capital gain dividends).  For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long‑term capital gains.  Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

Distributions by the Fund reduce its NAV.  A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital.  In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital.  Nevertheless, the shareholder may incur taxes on the distribution.  Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return.  Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments.  The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage.  In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom.  As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income.  In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax‑exempt obligations at the close of each quarter.  An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year.  The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year.  If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

Any shareholder of the Fund who may be a “substantial user” (as defined by the Code) of a facility financed with an issue of tax‑exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

            Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax‑exempt, will be treated as a tax preference item for alternative minimum tax purposes.  Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends.  Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long‑term capital gains received by the shareholder.

Taxes on the Sale or Exchange of Fund Shares

            Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares.  A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets.  Currently, capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 15% for an individual.  Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares.  The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares.  Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long‑term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

            Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund.  If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld.  Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

            The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons).  Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.  Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund.  The Fund will withhold a tax at a rate of 30% (or lower under a tax treaty) on all ordinary dividend distributions to non-U.S. persons.  Under recent legislation, the withholding obligation generally does not apply to properly designated dividends derived from certain interest income of the Fund or from short-term capital gains of the Fund which are paid with respect to Fund years beginning before January 1, 2008. The Fund does not intend to make the designations that would be required to take advantage of this provision with respect to interest income. Consequently, all dividend distributions to non-U.S. persons will be subject to withholding unless designated as long or short-term capital gains.

BROKERAGE

Brokerage Commissions

If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.  Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities.  Generally, the Fund will not pay brokerage commissions for such purchases.  When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession.  The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down.  When the Fund executes transactions in the over‑the‑counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund.  When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker’s:

1.         ability to provide the best net financial result to the Fund;

2.         efficiency in handling trades;

3.         ability to trade large blocks of securities;

            4.         readiness to handle difficult trades;

5.         financial strength and stability; and

6.         provision of “research services,” defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, LLC, an affiliate of the Fund’s investment advisor.  Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided.  Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund.  It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

When selecting a broker for portfolio trades, the investment advisor may not consider the amount of Fund shares a broker has sold.

                Wachovia Securities, LLC, an affiliate of the Fund’s investment advisor and a member of the New York and American Stock Exchanges, may effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, LLC, is a majority-owned subsidiary of Wachovia Corporation, the Fund’s investment advisor’s parent.

Simultaneous Transactions

The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients.  When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client.  The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

ORGANIZATION

            The following is qualified in its entirety by reference to the Trust’s Declaration of Trust.

Description of Shares

            The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares.  Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class.  Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class.  Shareholders have no preemptive or conversion rights.  Shares are redeemable and transferable.

Voting Rights

            Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings.  At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of “NAV” applicable to such share.  Shares generally vote together as one class on all matters.  Classes of shares of the Fund have equal voting rights.  No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class.  Shares have non‑cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

            After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

            The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

                The Trust, its principal underwriter and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act (“Code of Ethics”).  Each of these Codes of Ethics permits Fund personnel to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts and is on file with, and available from, the SEC.

Shareholder Liability

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund.  However, the Agreement and Declaration of Trust states that no shareholder shall be personally liable for the debts, liabilities, obligations and expense incurred by, contracted for, or otherwise existing with respect to the Fund and provides that notice of such disclaimer may be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees.  The Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for any obligation or liability of the Fund solely by reason of being or having been a shareholder.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is generally limited to the circumstances in which the Fund would be unable to meet its obligations.

INVESTMENT ADVISORY AGREEMENT

            On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund’s investment advisor (the "Advisory Agreement").  Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets.  The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

              The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing  annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see “Expenses” in Part 1 of this SAI.

            The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares.  In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares.  The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

            For a discussion regarding the considerations of the Fund's Board of Trustees for approving or renewing the Fund's investment advisory agreement, please see either the Fund's Annual Report or Semi Annual Report immediately following the renewal of the Fund's contract for the most recent fiscal period.

Transactions Among Advisory Affiliates

            The Trust has adopted procedures pursuant to Rule 17a‑7 of the 1940 Act ("Rule 17a‑7 Procedures").  The Rule 17a‑7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor.  The Rule 17a‑7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor.  The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

MANAGEMENT OF THE TRUST

The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders.  The Trustees meet periodically throughout the year to oversee the Fund’s activities, reviewing, among other things, the Fund’s performance and its contractual arrangements with various service providers.  Each Trustee is paid a fee for his or her services.  See “Expenses-Trustee Compensation” in Part 1 of this SAI.

            The Trust has an Executive Committee which consists of K. Dun Gifford, Dr. Russell A. Salton, III and the Chairman of the Board, Michael S. Scofield, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings, acts on routine matters between scheduled Board meetings and reviews and resolves conflicts of interest between the Fund and the Fund's investment advisor or its affiliates.  The Executive Committee also functions as the Nominating Committee, the 15(c) Committee and the Qualified Legal Compliance Committee.  For the fiscal year ended January 31, 2006, the Executive Committee held 20 committee meetings.

            The Nominating Committee is responsible for nominating candidates for election to the Board of Trustees by the full Board.  The Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as it deems appropriate, including EIMC.  The Committee will consider nominations for openings on the Board of Trustees from shareholders who have separately or as a group held for at least one full year at least 5% of the outstanding shares of a Fund.  Shareholder recommendations should be sent to the attention of the Committee in care of the Fund’s Secretary and should include biographical information, including the proposed nominee’s business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable.

            The 15(c) Committee is responsible for gathering relevant information to assist the full Board in fulfilling its obligations relating to the initial approval and renewal of advisory and distribution contracts pursuant to Section 15 of the 1940 Act.  It may request information from and submit questions to the Fund's investment advisor and its affiliates in order for the full Board of Trustees to determine whether or not to enter into or renew Fund contracts.

            The Qualified Legal Compliance Committee is responsible for the establishment of written procedures for the confidential receipt, retention and consideration of any report of evidence of a material violation of an applicable U.S. federal or state securities law, a material breach of a fiduciary duty arising under U.S. federal or state law, or a similar material violation of any U.S. federal or state law by a Fund or by any officer, Trustee, employee or agent of a Fund.  The Committee is also responsible for determining whether an investigation is necessary regarding any report of evidence of a material violation.  If it is determined that there has been a material violation, the Committee is responsible for informing the Fund’s chief legal officer and chief executive officer and taking all other appropriate actions to respond to evidence of a material violation.

The Trust has an Audit Committee which consists of Shirley L. Fulton, K. Dun Gifford, Gerald M. McDonnell, William W. Pettit and the Chairman of the Committee, Charles A. Austin III, each of whom is an Independent Trustee.  The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended January 31, 2006, the Audit Committee held 6 committee meetings.

            The Trust has a Distribution and Shareholder Service Committee which consists of Dr. Leroy Keith, David Richardson, Gerald McDonnell and the Chairman of the Committee, Richard Wagoner. The Distribution and Shareholder Service Committee oversees and assists Trustee oversight of: the means by which shares of the Evergreen funds are marketed and sold; expenditures by the Funds’ distributor of amounts paid under the Funds’ Rule 12b-1 plans; the nature and quality of services provided by the Funds’ transfer agent; and the overall level of servicing provided to shareholders in the Funds.   For the fiscal year ended January 31, 2006, the Distribution and Shareholder Service Committee held 3 committee meetings.

            The Trust has a Litigation Oversight Committee which consists of the members of the Executive Committee, Shirley L. Fulton and William W. Pettit. The Litigation Oversight Committee oversees and assists Trustee oversight of: litigation commenced by or against the Evergreen funds; litigation commenced by or against any service provider to the Funds that relates to the Funds or that may have a material effect on the service provider’s ability to perform its services to the Funds; non-routine regulatory actions, examinations, inspections, or other activities in respect of any service provider to the Funds that relate to its services to the Funds or that may have a material effect on the service provider’s ability to perform its services to the Funds.   For the fiscal year ended January 31, 2006, the Litigation Oversight Committee held 3 committee meetings.

            The Trust has a Performance Committee which consists of Dr. Russell A. Salton, III, Dr. Leroy Keith, David M. Richardson, Richard Wagoner and the Chairman of the Committee, Richard J. Shima.  The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds and assesses the performance of the Evergreen funds. For the fiscal year ended January 31, 2006, the Performance Committee held 6 committee meetings.

            The Trust has a Pricing Committee which consists of the members of the Executive Committee and the Chairman of the Audit Committee.  In furtherance of the Board’s responsibilities under the 1940 Act to determine in good faith the fair value of securities and assets for which market quotations are not readily available or are not reliable, the Pricing Committee is responsible for reviewing issues and activities relating to pricing. For the fiscal year ended January 31, 2006, the Pricing Committee held 12 committee meetings.

            Set forth below are the Trustees of each of the fourteen Evergreen Trusts.  The address for each Trustee is P.O. Box 20083, Charlotte, North Carolina 28202. All shareholder communications should be sent to this address.

Independent Trustees:

Name and

Date of Birth	Position with Trust	Beginning Year of Term of Office[1]	Principal Occupations for Last Five Years	Number of Portfolios Overseen in Evergreen Funds Complex as of 12/31/2005	Other Directorships held outside of Evergreen Funds Complex
Charles A. Austin III DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)	90	None
Shirley L. Fulton DOB: 1/10/1952	Trustee	2004	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC	90	None
K. Dun Gifford DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor Funds and Cash Resource Trust	90	None
Dr. Leroy Keith, Jr. DOB: 2/14/1939	Trustee	1983	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director, Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services; Former Trustee, Mentor Funds and Cash Resource Trust	90	Trustee, Phoenix Funds Family (consisting of 51 portfolios)
Gerald M. McDonnell DOB: 7/14/1939	Trustee	1988	Manager of Commercial Operations, SMI Steel Co. - South Carolina (steel producer); Former Trustee, Mentor Funds and Cash Resource Trust	90	None
William Walt Pettit DOB: 8/26/1955	Trustee	1984	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Member, Superior Land, LLC; Former Trustee, Mentor Funds and Cash Resource Trust	90	None

David M. Richardson

DOB: 9/19/1941	Trustee	1982	President, Richardson, Runden LLC (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Trustee, Mentor Funds and Cash Resource Trust	90	None

Dr. Russell A. Salton, III

DOB: 6/2/1947	Trustee	1984	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource Associates, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	90	None
Michael S. Scofield DOB: 2/20/1943	Trustee	1984	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney, Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust	90	None

Richard J. Shima

DOB: 8/11/1939	Trustee	1993	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor Funds and Cash Resource Trust	90	None

Interested Trustee:

Richard K. Wagoner, CFA[2] DOB: 12/12/1937	Trustee	1999	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Trustee, Mentor Funds and Cash Resource Trust	90	None

1     Each Trustee, except Ms. Fulton, serves until a successor is duly elected or qualified or until his death, resignation,retirement or removal from office. As a new Trustee, Ms. Fulton's initial term ends March 31, 2007 at which time she may be re-elected by Trustees to serve until her death, resignation, retirement or removal from office by the Trustees.

2     Mr. Wagoner is an "interested person" of the Evergreen funds because of his ownership of shares in Wachovia Corporation, the parent to the Evergreen funds' investment advisor.

Trustee Ownership of Evergreen Funds Shares

            Set forth in the table below are the names of the Evergreen funds in which the Trustees are invested. Amounts reflected include amounts received through the Trustees’ Deferred Compensation Plan. The table shows the dollar range of each Trustee’s investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2005.

Trustee

	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Investments in Evergreen Funds Complex
Charles A. Austin III	Evergreen Aggressive Growth Fund[1]	$50,001-$100,000	Over $100,000
	Evergreen Core Bond Fund[1]	$10,001-$50,000
	Evergreen Equity Income Fund[1]	$50,001-$100,000
	Evergreen Growth Fund[1]	$50,001-$100,000
	Evergreen Health Care Fund[2]	Over $100,000
	Evergreen International Equity Fund[1]	$10,001-$50,000
	Evergreen Large Cap Value Fund[1]	$10,001-$50,000
	Evergreen Mid Cap Growth Fund[1]	Over $100,000
	Evergreen Money Market Fund	Over $100,000
	Evergreen Omega Fund[2]	$50,001-$100,000
Shirley L. Fulton	Evergreen Asset Allocation Fund[1]	$10,001-$50,000	$50,001-$100,000
	Evergreen Growth Fund	$1-$10,000
	Evergreen Health Care Fund[1]	$10,001-$50,000
	Evergreen International Equity Fund[1]	$10,001-$50,000
K. Dun Gifford	Evergreen Fundamental Large Cap Fund	$10,001-$50,000	$10,001-$50,000
	Evergreen Health Care Fund	$10,001-$50,000
Dr. Leroy Keith, Jr.	Evergreen Asset Allocation Fund	$1-$10,000	$10,001-$50,000
	Evergreen Income Advantage Fund	$1-$10,000
	Evergreen Limited Duration Fund	$10,001-$50,000
	Evergreen Managed Income Fund	$1-$10,000
	Evergreen Omega Fund	$1-$10,000
	Evergreen Utilities and High Income Fund	$1-$10,000
Gerald M. Mc Donnell[3]	Evergreen Adjustable Rate Fund	$10,001-$50,000	Over $100,000
	Evergreen Asset Allocation Fund[1]	$50,001-$100,000
	Evergreen Balanced Fund[1]	$50,001-$100,000
	Evergreen Emerging Markets Growth Fund	$10,001-$50,000
	Evergreen Equity Income Fund	$10,001-$50,000
	Evergreen Fundamental Large Cap Fund[2]	Over $100,000
	Evergreen Global Large Cap Equity Fund[1]	$10,001-$50,000
	Evergreen Health Care Fund	$10,001-$50,000
	Evergreen Income Advantage Fund	$1-$10,000
	Evergreen Large Cap Value Fund[1]	$50,001-$100,000
	Evergreen Managed Income Fund	$1-$10,000
	Evergreen Money Market Fund[2]	Over $100,000
	Evergreen Omega Fund[1]	$10,001-$50,000
	Evergreen Short Intermediate Bond Fund	$1-$10,000
	Evergreen Strategic Municipal Bond Fund	$10,001-$50,000
	Evergreen Utilities and High Income Fund	$1-$10,000
William Walt Pettit	Evergreen Aggressive Growth Fund	$1-$10,000	Over $100,000
	Evergreen Asset Allocation Fund[1]	$1-$10,000
	Evergreen Emerging Growth Fund[1]	$1-$10,000
	Evergreen Emerging Markets Growth Fund	$1-$10,000
	Evergreen Equity Income Fund[2]	$1-$10,000
	Evergreen Fundamental Large Cap Fund[2]	Over $100,000
	Evergreen Global Large Cap Equity Fund[2]	$1-$10,000
	Evergreen Global Opportunities Fund[1]	Over $100,000
	Evergreen Growth Fund[1]	Over $100,000
	Evergreen Health Care Fund[1]	Over $100,000
	Evergreen International Equity Fund[1]	$1-$10,000
	Evergreen Large Cap Equity Fund[1]	Over $100,000
	Evergreen Large Cap Value Fund[1]	$1-$10,000
	Evergreen Money Market Fund	$10,001-$50,000
	Evergreen Utility and Telecommunications Fund[1]	Over $100,000
David M. Richardson	Evergreen Asset Allocation Fund	$10,001-$50,000	Over $100,000
	Evergreen Managed Income Fund	$50,001-$100,000
	Evergreen Omega Fund	$10,001-$50,000
	Evergreen Special Values Fund	$50,001-$100,000
	Evergreen Utilities and High Income Fund	$10,001-$50,000
Dr. Russell A. Salton, III	Evergreen Asset Allocation Fund[1]	Over $100,000	Over $100,000
	Evergreen Global Opportunities Fund[1]	Over $100,000
	Evergreen Large Cap Value Fund[1]	Over $100,000
Michael S. Scofield	Evergreen Asset Allocation Fund	$10,001-$50,000	Over $100,000
	Evergreen Aggressive Growth Fund	$10,001-$50,000
	Evergreen Balanced Fund[2]	Over $100,000
	Evergreen Core Bond Fund[1]	$50,001-$100,000
	Evergreen Disciplined Value Fund	$10,001-$50,000
	Evergreen Equity Index Fund	$10,001-$50,000
	Evergreen Global Opportunities Fund	$10,001-$50,000
	Evergreen Health Care Fund	$10,001-$50,000
	Evergreen Income Advantage Fund	$1-$10,000
	Evergreen Managed Income Fund	$1-$10,000
	Evergreen Special Equity Fund	$10,001-$50,000
	Evergreen Treasury Money Market Fund	$1-$10,000
	Evergreen Utilities and Telecommunications Fund	$10,001-$50,000
Richard J. Shima	Evergreen Asset Allocation Fund[1]	Over $100,000	Over $100,000
	Evergreen Balanced Fund	$50,001-$100,000
	Evergreen Connecticut Municipal Bond Fund	$50,001-$100,000
	Evergreen Global Large Cap Equity Fund	Over $100,000
	Evergreen Global Opportunities Fund	Over $100,000
	Evergreen Income Advantage Fund	$10,001-$50,000
	Evergreen International Equity Fund	$10,001-$50,000
	Evergreen Large Cap Value Fund[1]	Over $100,000
	Evergreen Managed Income Fund	$10,001-$50,000
	Evergreen Omega Fund	$50,001-$100,000
	Evergreen Utilities and High Income Fund	$10,001-$50,000

Richard K. Wagoner	Evergreen Equity Income Fund	Over $100,000	Over $100,000
	Evergreen Income Advantage Fund	$1-$10,000
	Evergreen Managed Income Fund	$1-$10,000
	Evergreen Mid Cap Growth Fund	$50,001-$100,000
	Evergreen Money Market Fund	$10,001-$50,000
	Evergreen Municipal Money Market Fund	$1-$10,000
	Evergreen Omega Fund	Over $100,000
	Evergreen Special Values Fund	Over $100,000
	Evergreen Utilities and High Income Fund	$1-$10,000

1          Invested through the Trustees’ Deferred Compensation Plan.  The Deferred Compensation Plan allows each Trustee to defer any or all of his or her compensation for serving as Trustee, and to have such compensation invested into a deferral account.  The investment performance of the deferral account is based on the investment performance of the particular Evergreen fund(s) selected by the Trustee.

2          Amount shown includes direct investments as well as investments through the Trustees' Deferred Compensation Plan. Dollar ranges of investments held directly in these funds are as follows: Mr. Austin – Evergreen Health Care Fund, $10,001 - $50,000; Evergreen Omega Fund, $10,001 - $50,000. Mr. McDonnell – Evergreen Fundamental Large Cap Fund, $10,001 - $50,000 and Evergreen Money Market Fund, $1 - $10,000. Mr. Pettit – Evergreen Equity Income Fund, $1 - $10,000; Evergreen Fundamental Large Cap Fund, $10,001 - $50,000; Evergreen Global Large Cap Equity Fund, $1 - $10,000. Mr. Scofield – Evergreen Balanced Fund, $10,001-$50,000.

3     In addition to the amounts shown in the table, Mr. McDonnell has $10,001-$50,000 invested in a 529 Education Savings Plan which may from time to time invest in certain of the Evergreen funds.

Set forth below are the officers of each of the fourteen Evergreen Trusts.

Name, Address and Date of Birth	Position with Trust	Principal Occupation for Last Five Years
Dennis H. Ferro 401 S. Tryon Charlotte, NC 28288 DOB: 6/20/1945	President since 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.
Kasey Phillips 200 Berkeley Street Boston, MA 02116 DOB: 12/12/1970	Treasurer since 2005[1]

Principal Occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Jeremy DePalma 200 Berkeley Street Boston, MA 02116 DOB: 2/5/1974	Treasurer since 2005[1]	Principal Occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.
Michael H. Koonce 200 Berkeley Street Boston, MA 02116 DOB: 4/20/1960	Secretary since 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
James Angelos 200 Berkeley Street Boston, MA 02116 DOB: 9/2/47	Chief Compliance Officer since 2004	Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services, Inc.

1          Kasey Phillips is the Treasurer for Evergreen Fixed Income Trust, Evergreen International Trust, Evergreen Municipal Trust, Evergreen Select Fixed Income Trust, Evergreen Income Advantage Fund, Evergreen Managed Income Fund, Evergreen Utilities and High Income Fund and Evergreen International Balanced Income Fund.  Jeremy DePalma is the Treasurer to Asset Allocation Trust, Evergreen Equity Trust, Evergreen Money Market Trust, Evergreen Select Equity Trust, Evergreen Select Money Market Trust and Evergreen Variable Annuity Trust.

Officers and certain Trustees of the Funds may be affiliated persons of the Funds and an affiliated person of EIMC or EIS by virtue of their positions as an officer or employee of EIMC or EIS.

POLICY FOR DISSEMINATION OF PORTFOLIO HOLDINGS

            A complete listing of portfolio holdings for every Fund as of the calendar quarter end will be available to the public approximately 15 calendar days after the calendar quarter end. Such listing to be posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end.  Once released to the web, there are no restrictions on providing the data to any shareholder or external party.

            Except as described below, no other dissemination of portfolio holdings is allowed to any shareholder, potential shareholder or party external to Evergreen except those disclosed below and disseminations (i) required by law, (ii) to affiliated or unaffiliated service providers (including the investment advisor, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential, (iii) to other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as the Fund's legal counsel and independent registered public accounting firm), or (iv) to institutional investment consultants or mutual fund analytical firms and, in such cases, only where there are signed confidentiality agreements in place. Institutional investment consultants are those organizations who utilize fund holdings data and characteristics such as beta, P/E ratio, etc. to screen investment vehicles for their large, institutional clients.  These consultants typically compare the Funds against other investment firms’ products to see which is most suitable for the clients.  In presentations to clients, these consultants will sometimes provide data regarding the Funds and how they compared to products of other investment advisors.  The confidentiality agreements applicable to these situations preclude these firms from providing any client with holdings data until the 15th calendar day after quarter end when the data is available to the public.

            This policy applies to affiliates of Evergreen such as Wachovia Trust and Wachovia Securities.  Officers of the Funds may authorize disclosure of the Fund’s portfolio securities in accordance with this policy.  The Fund’s Board reviewed this policy and has designated a chief compliance officer to be responsible for monitoring compliance with the policy.  The chief compliance officer reports directly to the Board.

            As of May 31, 2006 [date on or around filing] , the Funds had ongoing arrangements with the following recipients to make available non-public portfolio holdings information relating to the Funds:

[These first five in the table are global; add any sub-advisors (ie, GMO) or s.r.o's  (ie, Moody's) to the list, and confirm with Sally re: confidentiality agreement with the sub. is in place.]

Recipient	Purpose	Timing
State Street Bank and Trust Company	Funds’ custodian	Daily
KPMG LLP	Funds’ independent registered public accounting firm	As necessary in connection with financial statements and SEC filings
EIS	Funds’ administrator	Daily
ESC	Funds’ transfer agent	Quarterly
EIMC	Funds’ investment advisor	Daily
Moody's Investor Services, Inc.	Provides rating services for the Funds	Weekly
Capital Access International	Analytical	Monthly
Lipper	Analytical	Monthly
Northern Trust Company	Analytical	Monthly
Thomson Financial, Inc.	Analytical	Monthly
Wachovia Fiduciary Compliance	Compliance Filings	Quarterly

            Once portfolio holdings information is made public, there are no restrictions on providing the data to any shareholder or other party.

CORPORATE AND MUNICIPAL BOND RATINGS

The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns.  A rating is an opinion of an issuer’s ability to pay interest and/or principal when due.  Ratings reflect an issuer’s overall financial strength and whether it can meet its financial commitments under various economic conditions.

If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody’s.  The Fund may also rely on ratings provided by Fitch.  Rating systems are similar among the different services.  As an example, the chart below compares basic ratings for long-term bonds.  The “Credit Quality” terms in the chart are for quick reference only.  Following the chart are the specific definitions each service provides for its ratings.

COMPARISON OF LONG-TERM BOND RATINGS

MOODY’S	S&P	FITCH	Credit Quality
Aaa	AAA	AAA	Excellent Quality (lowest risk) *
Aa	AA	AA	Almost Excellent Quality (very low risk) *
A	A	A	Good Quality (low risk) *
Baa	BBB	BBB	Satisfactory Quality (some risk) *
Ba	BB	BB	Questionable Quality (definite risk) **
B	B	B	Low Quality (high risk) **
Caa/Ca/C	CCC/CC/C	CCC/CC/C	In or Near Default **
	D	DDD/DD/D	In Default **

* Consider investment grade.

** Considered below investment grade.

CORPORATE BONDS

LONG-TERM RATINGS

Moody’s Corporate Long-Term Bond Ratings

Aaa  Bondswhich are rated Aaaare judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AaBonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are ratedA possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bondswhich are ratedBaa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bondswhich are rated Baare judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds which are ratedBgenerally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bondswhich are ratedCaa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bondswhich are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers,1, 2and 3in each generic rating classification from Aato Caa.  The modifier 1indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA  Anobligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  Anobligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    Anobligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  Anobligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:As described below, obligations rated  BB,B, CCC, CC,and Care regarded as having significant speculative characteristics.  BBindicates the least degree of speculation and Cthe highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  Anobligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  Anobligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  Anobligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings to D either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action.  An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning aD rating.

Plus (+) or minus (-)  Theratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA  Highestcredit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Veryhigh credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Goodcredit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative.B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C       High default risk.  Default is a real possibility.  Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D       Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  ‘DDD’ obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.  “DD” indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this categoryhave defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

+ or -may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

CORPORATE SHORT-TERM RATINGS

Moody’s Corporate Short-Term Issuer Ratings

Prime-1  IssuersratedPrime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leadingmarket positions in well-established industries.

--  Highrates of return on funds employed.

--  Conservativecapitalization structure with moderate reliance on debt and ample asset protection.

--  Broadmargins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2  Issuersrated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3  Issuersrated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not PrimeIssuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1A short-term obligation rated A-1 is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3A short-term obligation rated A-3 exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B  A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C  A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D TheD rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings toD either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning aD rating.

Fitch Corporate Short-Term Obligation Ratings

F1  Highestcredit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Goodcredit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Faircredit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default.Denotes actual or imminent payment default.

MUNICIPAL BONDS

LONG-TERM RATINGS

Moody’s Municipal Long-Term Bond Ratings

Aaa  Bondsrated Aaaare judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bondsrated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds ratedA possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  BondsratedBaa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bondsrated Baare judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds ratedBgenerally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  BondsratedCaa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bondsrated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers1, 2and 3in each generic rating classification from Aato B.  The modifier 1indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA  Anobligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  Anobligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    Anobligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  Anobligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:As described below, obligations rated  BB, B, CCC, CCand Care regarded as having significant speculative characteristics.   BBindicates the least degree of speculation and Cthe highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  Anobligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.   Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  Anobligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  Anobligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)  Theratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA  Highestcredit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Veryhigh credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Goodcredit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative.B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  Highdefault risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D  Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some of all of their obligations.  Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated DD and D are generally undergoing a formal reorganization or liquidation process: those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

+ or -may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

SHORT-TERM MUNICIPAL RATINGS

Moody’s Municipal Short-Term Issuer Ratings

Prime-1   IssuersratedPrime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leadingmarket positions in well-established industries.

--  Highrates of return on funds employed.

--  Conservativecapitalization structure with moderate reliance on debt and ample asset protection.

--  Broadmargins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not PrimeIssuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Municipal Short-Term Loan Ratings

MIG 1  Thisdesignation denotes best quality.  There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2  Thisdesignation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3  Thisdesignation denotes favorable quality.  Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG  Thisdesignation denotes speculative quality.  Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1   Thisdesignation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacityfor timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

A-3  Issuescarrying this designation have an adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B  Issues rated B are regarded as having only speculative capacity for timely payment.

C  This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1  Strongcapacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2  Satisfactorycapacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculativecapacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1  Highestcredit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Goodcredit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Faircredit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default.Denotes actual or imminent payment default.

ADDITIONAL INFORMATION

            Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

            No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EIS, and no person is entitled to rely on any information or representation not contained therein.

            The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

Appendix A

Evergreen Investment Management Company, LLC

Proxy Voting Policy and ProceduresSummary

Statement of Principles

Evergreen Investment Management Company (Evergreen) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to Evergreen, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

Proxy Voting Records

A copy of the proxy voting records indicating how the Evergreen funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2005 may be obtained, without charge, by visiting our website at EvergreenInvestments.com or the SEC’s website at http://www.sec.gov.

Corporate Governance Committee

Evergreen has established a corporate governance committee (Committee) which is a sub-committee of Evergreen's Investment Policy Committee. The Committee is responsible for approving Evergreen's proxy voting policies, procedures and guidelines, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Share Blocking

EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

Conflicts of Interest

Evergreen recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where Evergreen or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within Evergreen and Wachovia Corporation will prevent Evergreen from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, Evergreen will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of Evergreen become aware of a potential conflict of interest, the Committee shall consult with Evergreen's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Concise Domestic Proxy Voting Guidelines

The following is a concise summary of the Evergreen Investments Management Company LLC proxy voting policy guidelines for 2006.

1. Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless:

An auditor has a financial interest in or association with the company, and is therefore not independent;

There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

Fees for non-audit services are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

Composition of the board and key board committees;

Attendance at board and committee meetings;

Corporate governance provisions and takeover activity;

Disclosures under Section 404 of the Sarbanes-Oxley Act;

Long-term company performance relative to a market and peer index;

Extent of the director’s investment in the company;

Existence of related party transactions;

Whether the chairman is also serving as CEO;

Whether a retired CEO sits on the board;

Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

Sit on more than six public company boards;

Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company’s response to performance issues will be considered before withholding.

WITHHOLD from inside directors and affiliated outside directors when:

The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

The non-audit fees paid to the auditor are excessive;

A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

There is a negative correlation between chief executive pay and company performance;

The company fails to submit one-time transfers of stock options to a shareholder vote;

The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

Two-thirds independent board;

All-independent key committees;

Established governance guidelines;

The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;

The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;

The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;

An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

Long-term financial performance of the target company relative to its industry;

Management’s track record;

Background to the proxy contest;

Qualifications of director nominees (both slates);

Strategic plan of dissident slate and quality of critique against management;

Likelihood that the proposed goals and objectives can be achieved (both slates);

Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses.When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

Shareholders have approved the adoption of the plan; or

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

No lower than a 20 percent trigger, flip-in or flip-over;

A term of no more than three years;

No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

Market reaction - How has the market responded to the proposed deal?

Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

The total cost of the company’s equity plans is unreasonable;

The plan expressly permits the repricing of stock options without prior shareholder approval;

There is a disconnect between CEO pay and the company’s performance;

The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

Stock ownership guidelines with a minimum of three times the annual cash retainer.

Vesting schedule or mandatory holding/deferral period:

A minimum vesting of three years for stock options or restricted stock; or

Deferred stock payable at the end of a three-year deferral period.

A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

No retirement/benefits and perquisites for non-employee directors; and

A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

Purchase price is at least 85 percent of fair market value;

Offering period is 27 months or less; and

The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

A trigger beyond the control of management;

The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

The company is conducting animal testing programs that are unnecessary or not required by regulation;

The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

There is a disconnect between CEO pay and the company’s performance;

The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

The existing level of disclosure on pricing policies;

Deviation from established industry pricing norms;

The company’s existing initiatives to provide its products to needy consumers;

Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

New legislation is adopted allowing development and drilling in the ANWR region;

The company intends to pursue operations in the ANWR; and

The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

The company does not maintain operations in Kyoto signatory markets;

The company already evaluates and substantially discloses such information; or,

Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

Past performance as a closed-end fund;

Market in which the fund invests;

Measures taken by the board to address the discount; and

Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses.When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

Performance of the fund’s net asset value;

The fund’s history of shareholder relations;

The performance of other funds under the advisor’s management.

 Concise Global Proxy Voting Guidelines

Following is a concise summary of general policies for voting global proxies. In addition, country- and market-specific policies, which are not captured below.

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

there are concerns about the accounts presented or audit procedures used; or

thecompany is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

there are serious concerns about the accounts presented or the audit procedures used;

the auditors are being changed without explanation; or

nonaudit-relatedfees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

there are serious concerns about the statutory reports presented or the audit procedures used;

questions exist concerning any of the statutory auditors being appointed; or

theauditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

thepayout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Director Elections

Vote FOR management nominees in the election of directors, unless:

Adequate disclosure has not been met in a timely fashion;

There are clear concerns over questionable finances or restatements;

There have been questionable transactions with conflicts of interest;

There are any records of abuses against minority shareholder interests; and

The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

Director Compensation

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

there are serious questions about actions of the board or management for the year in question; or

legalaction is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

the specific purpose of the increase (such as a share-based acquisition or merger) does not meet established guidelines for the purpose being proposed; or

theincrease would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans:

Vote FOR share repurchase plans, unless:

clear evidence of past abuse of the authority is available; or

theplan contains no safeguards against selective buybacks.

Reissuanceof Shares Repurchased:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions:

Vote FOR mergers and acquisitions, unless:

the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

thecompany's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Mandatory Takeover Bid Waivers:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals:

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions:

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans:

Vote compensation plans on a CASE-BY-CASE basis.

AntitakeoverMechanisms:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

EVERGREEN MONEY MARKET TRUST

PART C

OTHER INFORMATION

Item 23.    Exhibits

Unless  otherwise  indicated,  each of the  Exhibits  listed below is filed herewith.

Number	Exhibit Description	Location

(a)	Declaration of Trust	Incorporated by reference to Registrant's Post-Effective Amendment No. 20 Filed on May 26, 2004

(b)	By-laws (Amended and Restated)	Incorporated by reference to Registrant's Post-Effective Amendment No. 13 Filed on April 12, 2001

(c)

Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust Articles II, III.(6)(c), VI.(3), IV.(8), V, VI, VII, VIII and By-laws Articles II, III and VIII.

Included as part of Exhibit a and b above

(d)	Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company, LLC	Contained herein

(e)(1)	Class A, B, C, I, S and S1 Principal Underwriting Agreement between the Registrant and Evergreen Investment Services, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 20 Filed on May 26, 2004

(e)(2)	Specimen of Dealer Agreement used by Evergreen Distributor, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 21 Filed on May 25, 2005

(e)(3)	Amendment to Dealer Agreement	Incorporated by reference to Registrant's Post-Effective Amendment No. 21 Filed on May 25, 2005

(f)	Deferred Compensation Plan	Incorporated by reference to Registrant's Post-Effective Amendment No. 13 Filed on April 12, 2001

(g)(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company	Incorporated by reference to Registrant's Post-Effective Amendment No. 4 Filed on May 31, 1998

(g)(2)	Letter Amendment to Custodian Agreement (Evergreen California Municipal Money Market Fund and Evergreen U.S. Government Money Market Fund)	Incorporated by reference to Registrant's Post-Effective Amendment No. 10 Filed on August 6, 1999

(g)(3)	Letter Amendment to Custodian Agreement (Evergreen New York Municipal Money Market Fund)	Incorporated by reference to Registrant's Post-Effective Amendment No. 15 Filed on June 25, 2001

(h)(1)	Master Administration Agreement between Evergreen Investment Services, Inc. and the Registrant	Incorporated by reference to Registrant's Post-Effective Amendment No. 18 Filed on May 31, 2002

(h)(2)	Master Transfer and Recordkeeping Agreement between the Registrant and Evergreen Service Company, LLC	Incorporated by reference to Registrant's Post-Effective Amendment No. 21 Filed on May 25, 2005

(h)(3)	Letter Amendment to Transfer Agent Agreement (Evergreen California Municipal Money Market Fund and Evergreen U.S. Government Money Market Fund)	Incorporated by reference to Registrant's Post-Effective Amendment No. 10 Filed on August 6, 1999

(h)(4)	Letter Amendment to Transfer Agent Agreement (Evergreen New York Municipal Money Market Fund)	Incorporated by reference to Registrant's Post-Effective Amendment No. 15 Filed on June 25, 2001

(h)(5)	Tax Services Administration Agreement between Evergreen Investment Services, Inc. and State Street Bank and Trust Company	Incorporated by reference to Registrant's Post-Effective Amendment No. 21 Filed on May 25, 2005

(i)	Opinion and Consent of Sullivan & Worcester LLP	Incorporated by reference to Registrant's Registration Statement Filed on December 12, 1997

(j)	Consent of KPMG LLP	Contained herein.

(k)	Not applicable

(l)	Not applicable

(m)(1)	12b-1 Distribution Plan for Class A	Incorporated by reference to Registrant's Post-Effective Amendment No. 15 Filed on June 25, 2001

(m)(2)	12b-1 Distribution Plan for Class B	Incorporated by reference to Registrant's Post-Effective Amendment No. 15 Filed on June 25, 2001

(m)(3)	12b-1 Distribution Plan for Class C	Incorporated by reference to Registrant's Post-Effective Amendment No. 15 Filed on June 25, 2001

(m)(4)	12b-1 Distribution Plan for Class S	Incorporated by reference to Registrant's Post-Effective Amendment No. 15 Filed on June 25, 2001

(m)(5)	12b-1 Distribution Plan for Class S1 (Evergreen Money Market Fund, Evergreen Municipal Money Market Fund and Evergreen U.S. Government Money Market Fund)	Incorporated by reference to Registrant's Post-Effective Amendment No. 15 Filed on June 25, 2001

(n)	Not applicable

(o)	Multiple Class Plan	Incorporated by reference to Registrant's Post-Effective Amendment No. 20 Filed on May 26, 2004

(p)(1)	Code of Ethics of Evergreen Investment Management Company, LLC	Incorporated by reference to Registrant's Post-Effective Amendment No. 21 Filed on May 25, 2005

(p)(2)	Code of Ethics of the Evergreen Funds	Contained herein.

Item 24.       Persons Controlled by or Under Common Control with Registrant.

None

Item 25.       Indemnification.

Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

Provisions for the indemnification of the Registrant's Investment Advisor are contained in the respective Investment Advisory and Management Agreement.

Provisions for the indemnification of Evergreen Investment Services, Inc., the Registrant's principal underwriter and administrator, are contained in the Principal Underwriting Agreement and Master Administrative Services Agreement, respectively, between Evergreen Investment Services, Inc. and the Registrant.

Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant’s transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

Provisions for the indemnification of State Street Bank and Trust Co., the Registrant’s custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co. and the Registrant.

Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's financial administrator, are contained in the Tax Services Administration Agreement between State Street Bank and Trust Co. and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriter.

Evergreen Investment Services, Inc. (EIS) acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen “fund complex” as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Information on the officers and directors of EIS is set forth below.  The principal business address is 200 Berkeley Street, Boston, Massachusetts 02116-50354:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds

Peter W. Brennan	Senior Vice President	None
Maryann Bruce	President	None
Timothy F. Curtin	Senior Vice President	None
Dennis H. Ferro	Director	President
Michele M. Grant	Chief Compliance Officer	None
Michael H. Koonce	Senior Vice President, General Counsel and Secretary	Secretary
Matthew C. Moss	Senior Vice President, Treasurer and Chief Financial Officer	None
W. Douglas Munn	Director	None

Item 28.       Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288

Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

NOTICE

A copy of the Certificate of Trust of Evergreen Money Market Trust (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The State of Delaware and notice is hereby given that this instrument is executed on behalf of the Trust by trustees and officers of the Trust as officers and trustees and not individually and that the obligations of or arising out of this instrument are not binding upon any of the officers or trustees of the Trust or shareholders individually or of any series of the Trust individually but are binding only upon the assets and property of the Trust or the relevant series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 22 (the "Amendment") to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 31st day of May 2006.

EVERGREEN MONEY MARKET TRUST
By: /s/ Michael H. Koonce
Name: Michael H. Koonce
Title: Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of May 2006.

/s/ Dennis H. Ferro	/s/ Michael H. Koonce	/s/ Jeremy DePalma
Dennis H. Ferro*	Michael H. Koonce*	Jeremy DePalma*
President	Secretary	Treasurer
(Chief Executive Officer)

/s/ Charles A. Austin, III	/s/K. Dun Gifford	/s/ William Walt Pettit
Charles A. Austin III*	K. Dun Gifford*	William Walt Pettit*
Trustee	Trustee	Trustee

/s/ Gerald M. McDonnell	/s/ Russell A. Salton, III MD	/s/ Richard K. Wagoner
Gerald M. McDonnell*	Russell A. Salton, III MD*	Richard K. Wagoner*
Trustee	Trustee	Trustee

/s/ Michael S. Scofield	/s/ David M. Richardson	/s/ Leroy Keith, Jr.
Michael S. Scofield*	David M. Richardson*	Leroy Keith, Jr.*
Chairman of the Board	Trustee	Trustee
and Trustee

/s/ Richard J. Shima	/s/ Shirley L. Fulton
Richard J. Shima*	Shirley L. Fulton*
Trustee	Trustee

*By: /s/ Catherine F. Kennedy
Catherine F. Kennedy
Attorney-in-Fact

* Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

INDEX TO EXHIBITS
EXHIBIT NO.	EXHIBIT

(d)	Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company, LLC

(j)	Consent of KPMG LLP

(p)(2)	Code of Ethics of the Evergreen Funds